UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch Small Cap Index Fund
              Master Small Cap Index Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Small Cap Index Fund and Master Small Cap Index Series, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 12/31/03

Item 1 - Report to Shareholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Small Cap Index Fund
                                        Merrill Lynch Index Funds, Inc.

Annual Report
December 31, 2003

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Small Cap Index Fund

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distributions paid by Merrill Lynch Small Cap Index Fund during the fiscal year ended December 31, 2003:

================================================================================
Record Date/                            July 16, 2003/        December 17, 2003/
Payable Date                            July 22, 2003         December 23, 2003
================================================================================
Qualified Dividend
Income for Individuals                       --                      100%
--------------------------------------------------------------------------------
Dividends Qualifying for the
Dividends Received Deduction
for Corporations                            100%                   96.77%
--------------------------------------------------------------------------------

Please retain this information for your records.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2         MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

A Letter From the President

Dear Shareholder

In my 35 years in the asset management business, 2003 was among the more memorable. The year, which opened with unrelenting economic uncertainty and a dismal continuation of a three-year equity market slump, vigorously reversed course in the months that followed. To be sure, 2003 came in like a lamb and went out like a lion. Or, some might suggest, the year started as a bear and ended as a bull.

Most notably, the U.S. stock market exceeded the expectations of even the optimistic investor, with the Standard & Poor's 500 Index and the Nasdaq posting respective 12-month returns of +28.68% and +50.01% as of December 31, 2003. Gross domestic product (GDP) growth, which started the year at 1.4% in the first quarter, grew a remarkable 8.2% in the third quarter -- the fastest rate of growth in 20 years. GDP growth is expected to come in above 3% for the year.

Modest inflation and record low interest rates in 2003 also encouraged the American consumer who, after carrying the economy on its own for some time, finally was supported by a $350 billion tax cut, Federal spending on the war effort and long-awaited capital expenditures by businesses. In addition, corporate earnings for 2003 finished the year up 16.9%. As we begin a new year, the events and efforts of 2003 leave us with a much stronger economy for 2004.

In closing, I wish to share one final note regarding the look of our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets can be confusing. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the New Year and beyond.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Director/Trustee


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003            3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund was able to meet its objective of closely replicating the returns of the Russell 2000 Index during the fiscal year, as small cap stocks led a dramatic equity market rally that continued virtually unabated throughout.

How did the Fund perform during the fiscal year?

For the 12-month period ended December 31, 2003, Merrill Lynch Small Cap Index Fund's Class A and Class I Shares had total returns of +45.85% and +46.32%, respectively. For the same period, the Fund's unmanaged benchmark, the Russell 2000 Index, returned +47.25%. (Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

The Fund met its objective of closely tracking the performance of the Russell 2000 Index, a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization U.S. companies in a range of businesses. As the U.S. stock market embarked on a strong rally during the reporting period, small cap issues were among the leading performers. As a result, the Index provided impressive returns, and the Fund benefited in kind.

Over the course of the year, as changes were made to the composition of the Russell 2000 Index, we purchased and sold securities to maintain our objective of seeking to replicate the risks and return of the benchmark.

As an index fund, the portfolio mirrors the composition of the Russell 2000 Index, a common measure of U.S. market performance for small cap stocks. What developments affected the market for small cap stocks during the period?

The year 2003 marked the end of the longest and deepest equity bear market since the Great Depression. Punctuated by better-than-expected corporate earnings due to dramatic productivity increases and modest revenue growth, the equity market recorded returns greater than most had anticipated. Despite an initial setback related to the start of war in Iraq, the stock market quickly gained steam and never had more than a 5% pullback through December 31, 2003. As is common after a major bear market, the best performers during the upturn were low-quality, high-beta and small-capitalization issues as well as those with earnings losses and low prices.

For the 12 months ended December 31, 2003, the Standard & Poor's 500 Index closed at 1,111.92, its high for the year, representing an increase of 232.10 points and a price return of +26.38%. The Dow Jones Industrial Average also closed the year at a 12-month high of 10,453.92, up 2,112.29 points for a price return of +25.32%. As technology stocks outperformed the broader market, the Nasdaq closed the year at 2,003.37, up 667.86 points for a price return of +50.01%.

Within the small cap universe, growth outperformed value for the year, with the Russell 2000 Growth Index having a total return of +48.54% and the Russell 2000 Value Index having a total return of +46.03%. In terms of individual sectors, all 12 Russell 2000 sectors posted positive price returns for the year. The top performer was technology, which returned an impressive +65.64%, followed by health care and producer durables, up 59.55% and 58.99%, respectively. Even the worst performers in the Index posted double-digit positive returns for the year. The lowest return of +28.15% came from consumer staples, followed by +32.65% for utilities and +38.73% for the "other" category, which includes many conglomerates.


4         MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

How would you characterize market conditions at the close of the period?

Favorable liquidity conditions, stimulative fiscal policy and rising earnings expectations spurred the equity bull market that we witnessed during the past fiscal year. As we ended the period, the momentum from falling interest rates and excess liquidity was beginning to pass. Higher confidence regarding the sustainability of economic growth, along with waning deflation fears and a declining dollar, are likely to cause interest rates to rise.

At the same time, economic growth, which long had been carried by the U.S. consumer, was broadening to the rest of the U.S. economy and the world. Capital spending has decisively turned from modest to more robust, job growth has begun, and export markets are awakening. We believe corporate earnings growth is key for the equity bull market to continue and the benchmark Russell 2000 Index to maintain its positive bent. With all of this in mind, we expect the portfolio to continue to meet its objective of tracking the performance of the Index.

Richard Vella
Vice President and Senior Portfolio Manager

January 8, 2004


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003            5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.

Recent Performance Results

                                                6-Month        12-Month     Since Inception
As of December 31, 2003                      Total Return    Total Return    Total Return
===========================================================================================
ML Small Cap Index Fund Class A Shares*         +24.27%         +45.85%         +68.86%
-------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class I Shares*         +24.39          +46.32          +71.65
-------------------------------------------------------------------------------------------
Russell 2000 Index**                            +24.92          +47.25          +75.25
-------------------------------------------------------------------------------------------

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97.


6         MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Performance Data (concluded)

Total Return Based on a $10,000 Investment--Class A & Class I Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class I Shares compared to growth of an investment in the Russell 2000 Index. Values are from April 9, 1997 to December 2003.

                        4/09/97**    12/97           12/98         12/99         12/00         12/01      12/02       12/03
ML Small Cap Index
Fund+--Class A Shares*  $10,000      $12,687         $12,253       $14,759       $14,382       $14,608    $11,577     $16,886

ML Small Cap Index
Fund+--Class I Shares*  $10,000      $12,704         $12,304       $14,862       $14,504       $14,777    $11,731     $17,165

                        4/30/97**    12/97           12/98         12/99         12/00         12/01       12/02       12/03
Russell 2000 Index++    $10,000      $12,743         $12,419       $15,059       $14,604       $14,967     $11,901     $17,525

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series Trust. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.
++ This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

      Past performance is not predictive of future performance.

Average Annual Total Return

Class A Shares                                                          % Return
================================================================================
One Year Ended 12/31/03                                                  +45.85%
--------------------------------------------------------------------------------
Five Years Ended 12/31/03                                                + 6.62
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/03                                     + 8.10
--------------------------------------------------------------------------------

Class I Shares                                                          % Return
================================================================================
One Year Ended 12/31/03                                                  +46.32%
--------------------------------------------------------------------------------
Five Years Ended 12/31/03                                                + 6.89
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/03                                     + 8.36
--------------------------------------------------------------------------------


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003            7

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities           Merrill Lynch Small Cap Index Fund

As of December 31, 2003
================================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Small Cap Index Series, at value
                        (identified cost--$87,982,937) ......................................                      $ 101,490,535
                       Prepaid registration fees and other assets ...........................                             24,390
                                                                                                                   -------------
                       Total assets .........................................................                        101,514,925
                                                                                                                   -------------
================================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor .......................................................    $      10,987
                          Administrator .....................................................            3,482            14,469
                                                                                                 -------------
                       Accrued expenses .....................................................                             26,877
                                                                                                                   -------------
                       Total liabilities ....................................................                             41,346
                                                                                                                   -------------
================================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets ...........................................................                      $ 101,473,579
                                                                                                                   =============
================================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares
                        authorized ..........................................................                      $         417
                       Class I Shares of Common Stock, $.0001 par value, 125,000,000 shares
                        authorized ..........................................................                                424
                       Paid-in capital in excess of par .....................................                         96,321,938
                       Undistributed investment income--net .................................    $      29,692
                       Accumulated realized capital losses on investments allocated from
                        the Series--net .....................................................       (8,386,490)
                       Unrealized appreciation on investments allocated from the Series--net        13,507,598
                                                                                                 -------------
                       Total accumulated earnings--net ......................................                          5,150,800
                                                                                                                   -------------
                       Net Assets ...........................................................                      $ 101,473,579
                                                                                                                   =============
================================================================================================================================
Net Asset Value
--------------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $50,279,663 and 4,168,660 shares
                        outstanding .........................................................                      $       12.06
                                                                                                                   =============
                       Class I--Based on net assets of $51,193,916 and 4,243,566 shares
                        outstanding .........................................................                      $       12.06
                                                                                                                   =============

      See Notes to Financial Statements.


8         MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Statement of Operations                       Merrill Lynch Small Cap Index Fund

For the Year Ended December 31, 2003
================================================================================================================================
Investment Income Allocated from the Series--Net
--------------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Series:
                          Dividends (net of $395 foreign withholding tax) ...................                      $     849,276
                          Interest ..........................................................                             56,314
                          Securities lending--net ...........................................                             18,060
                          Expenses (net of $9,257 expense reimbursement) ....................                            (66,556)
                                                                                                                   -------------
                       Net investment income allocated from the Series ......................                            857,094
                                                                                                                   -------------
================================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------------------
                       Administration fees ..................................................    $     221,030
                       Account maintenance fees--Class A ....................................           96,582
                       Printing and shareholder reports .....................................           72,010
                       Transfer agent fees ..................................................           48,609
                       Registration fees ....................................................           29,691
                       Professional fees ....................................................           17,920
                       Directors' fees and expenses .........................................            1,344
                       Other ................................................................           23,037
                                                                                                 -------------
                       Total expenses before waiver .........................................          510,223
                       Waiver of expenses ...................................................          (23,445)
                                                                                                 -------------
                       Total expenses after waiver ..........................................                            486,778
                                                                                                                   -------------
                       Investment income--net ...............................................                            370,316
                                                                                                                   -------------
================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Series--Net
--------------------------------------------------------------------------------------------------------------------------------
                       Realized loss on investments allocated from the Series--net ..........                           (429,263)
                       Change in unrealized appreciation/depreciation on investments
                        allocated from the Series--net ......................................                         29,599,592
                                                                                                                   -------------
                       Total realized and unrealized gain allocated from the Series--net ....                         29,170,329
                                                                                                                   -------------
                       Net Increase in Net Assets Resulting from Operations .................                      $  29,540,645
                                                                                                                   =============

      See Notes to Financial Statements.


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003            9

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets           Merrill Lynch Small Cap Index Fund

                                                                                                        For the Year Ended
                                                                                                            December 31,
                                                                                                 -------------------------------
Increase (Decrease) in Net Assets:                                                                    2003              2002
================================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...............................................    $     370,316     $     520,655
                       Realized loss on investments allocated from the Series--net ..........         (429,263)       (4,827,332)
                       Change in unrealized appreciation/depreciation on investments
                        allocated from the Series--net ......................................       29,599,592       (13,639,196)
                                                                                                 -------------------------------
                       Net increase (decrease) in net assets resulting from operations ......       29,540,645       (17,945,873)
                                                                                                 -------------------------------
================================================================================================================================
Dividends to Shareholders
--------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ...........................................................         (123,152)         (230,528)
                          Class I ...........................................................         (232,260)         (302,173)
                                                                                                 -------------------------------
                       Net decrease in net assets resulting from dividends to shareholders ..         (355,412)         (532,701)
                                                                                                 -------------------------------
================================================================================================================================
Capital Share Transactions
--------------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share transactions ...        7,042,747         2,902,479
                                                                                                 -------------------------------
================================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ..............................       36,227,980       (15,576,095)
                       Beginning of year ....................................................       65,245,599        80,821,694
                                                                                                 -------------------------------
                       End of year* .........................................................    $ 101,473,579     $  65,245,599
                                                                                                 ===============================
                          * Undistributed investment income--net ............................    $      29,692     $      14,788
                                                                                                 ===============================

      See Notes to Financial Statements.


10        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Financial Highlights                          Merrill Lynch Small Cap Index Fund

                                                                                             Class A*
                                                                 ----------------------------------------------------------------
The following per share data and ratios have been derived                              For the Year Ended
from information provided in the financial statements.                                     December 31,
                                                                 ----------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                            2003          2002          2001          2000          1999
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
          Net asset value, beginning of year .................   $   8.29      $  10.53      $  10.45      $  11.77      $  10.27
                                                                 ----------------------------------------------------------------
          Investment income--net .............................        .04@@         .05@@         .08@@         .14           .12
          Realized and unrealized gain (loss) on investments
           from the Series--net ..............................       3.76         (2.23)          .08          (.43)         1.94
                                                                 ----------------------------------------------------------------
          Total from investment operations ...................       3.80         (2.18)          .16          (.29)         2.06
                                                                 ----------------------------------------------------------------
          Less dividends and distributions:
             Investment income--net ..........................       (.03)         (.06)         (.08)         (.14)         (.12)
             In excess of investment income--net .............         --            --            --            --@           --
             Realized gain on investments from the Series--net         --            --            --          (.76)         (.44)
             In excess of realized gain on investments
           from the Series--net ..............................         --            --            --          (.13)           --
                                                                 ----------------------------------------------------------------
          Total dividends and distributions ..................       (.03)         (.06)         (.08)        (1.03)         (.56)
                                                                 ----------------------------------------------------------------
          Net asset value, end of year .......................   $  12.06      $   8.29      $  10.53      $  10.45      $  11.77
                                                                 ================================================================
=================================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------------
          Based on net asset value per share .................      45.85%       (20.75%)        1.57%        (2.56%)       20.45%
                                                                 ================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
          Expenses, net of waiver+ ...........................        .85%          .75%          .75%          .74%          .74%
                                                                 ================================================================
          Expenses+ ..........................................        .88%          .89%          .88%          .85%          .86%
                                                                 ================================================================
          Investment income--net .............................        .36%          .56%          .78%         1.26%         1.24%
                                                                 ================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of year (in thousands) .............   $ 50,280      $ 34,308      $ 44,505      $ 64,056      $ 45,640
                                                                 ================================================================
          Portfolio turnover of the Series ...................      28.57%        39.00%        48.50%        50.51%        51.20%
                                                                 ================================================================

*     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
+     Includes the Fund's share of the Series' allocated expenses.
@     Amount is less than $(.01) per share.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           11

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)              Merrill Lynch Small Cap Index Fund

                                                                                             Class I*
                                                                 ----------------------------------------------------------------
The following per share data and ratios have been derived                              For the Year Ended
from information provided in the financial statements.                                     December 31,
                                                                 ----------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                            2003          2002          2001          2000          1999
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
          Net asset value, beginning of year .................   $   8.28      $  10.53      $  10.45      $  11.78      $  10.27
                                                                 ----------------------------------------------------------------
          Investment income--net .............................        .06@@         .08@@         .10@@         .16           .15
          Realized and unrealized gain (loss) on investments
           from the Series--net ..............................       3.77         (2.25)          .10          (.43)         1.94
                                                                 ----------------------------------------------------------------
          Total from investment operations ...................       3.83         (2.17)          .20          (.27)         2.09
                                                                 ----------------------------------------------------------------
          Less dividends and distributions:
             Investment income--net ..........................       (.05)         (.08)         (.12)         (.17)         (.14)
             In excess of investment income--net .............         --            --            --            --@           --
             Realized gain on investments from the Series--net         --            --            --          (.76)         (.44)
             In excess of realized gain on investments
           from the Series--net ..............................         --            --            --          (.13)           --
                                                                 ----------------------------------------------------------------
          Total dividends and distributions ..................       (.05)         (.08)         (.12)        (1.06)         (.58)
                                                                 ----------------------------------------------------------------
          Net asset value, end of year .......................   $  12.06      $   8.28      $  10.53      $  10.45      $  11.78
                                                                 ================================================================
=================================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------------
          Based on net asset value per share .................      46.32%       (20.61%)        1.88%        (2.41%)       20.79%
                                                                 ================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
          Expenses, net of waiver+ ...........................        .60%          .50%          .50%          .49%          .50%
                                                                 ================================================================
          Expenses+ ..........................................        .63%          .64%          .63%          .60%          .61%
                                                                 ================================================================
          Investment income--net .............................        .61%          .82%         1.02%         1.51%         1.50%
                                                                 ================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of year (in thousands) .............   $ 51,194      $ 30,938      $ 36,317      $ 35,544      $ 30,911
                                                                 ================================================================
          Portfolio turnover of the Series ...................      28.57%        39.00%        48.50%        50.51%        51.20%
                                                                 ================================================================

*     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
+     Includes the Fund's share of the Series' allocated expenses.
@     Amount is less than $(.01) per share.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


12        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Notes to Financial Statements                 Merrill Lynch Small Cap Index Fund

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Series owned by the Fund at December 31, 2003 was 30.2%. The Fund offers two classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2003, MLIM earned fees of $221,030, of which $23,445 were waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of ..25% based upon the average daily net assets of Class A Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           13

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)     Merrill Lynch Small Cap Index Fund

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions were $7,042,747 and $2,902,479 for the years ended December 31, 2003 and December 31, 2002, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2003+                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           992,110       $ 10,414,593
Shares issued to shareholders in
  reinvestment of dividends ..............             8,807            103,032
                                                -------------------------------
Total issued .............................         1,000,917         10,517,625
Shares redeemed ..........................          (972,744)        (9,346,209)
                                                -------------------------------
Net increase .............................            28,173       $  1,171,416
                                                ===============================

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2002+                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,018,062       $  9,600,650
Shares issued to shareholders in
  reinvestment of dividends ..............            23,320            196,130
                                                -------------------------------
Total issued .............................         1,041,382          9,796,780
Shares redeemed ..........................        (1,127,427)       (10,394,147)
                                                -------------------------------
Net decrease .............................           (86,045)      $   (597,367)
                                                ===============================

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2003+                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         2,446,233       $ 25,029,944
Shares issued to shareholders in
  reinvestment of dividends ..............            18,182            213,822
                                                -------------------------------
Total issued .............................         2,464,415         25,243,766
Shares redeemed ..........................        (1,955,829)       (19,372,435)
                                                -------------------------------
Net increase .............................           508,586       $  5,871,331
                                                ===============================

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2002+                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         2,701,708       $ 27,194,327
Shares issued to shareholders in
  reinvestment of dividends ..............            34,007            284,695
                                                -------------------------------
Total issued .............................         2,735,715         27,479,022
Shares redeemed ..........................        (2,449,219)       (23,979,176)
                                                -------------------------------
Net increase .............................           286,496       $  3,499,846
                                                ===============================

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 was as follows:

-------------------------------------------------------------------------------
                                                 12/31/2003         12/31/2002
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ........................      $    355,412       $    532,701
                                                -------------------------------
Total taxable distributions ..............      $    355,412       $    532,701
                                                ===============================

As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net ......................        $     29,692
Undistributed long-term capital gains--net ..............                  --
                                                                 ------------
Total undistributed earnings--net .......................              29,692
Capital loss carryforward ...............................          (6,515,602)*
Unrealized gains--net ...................................          11,636,710**
                                                                 ------------
Total accumulated earnings--net .........................        $  5,150,800
                                                                 ============

* On December 31, 2003, the Fund had a net capital loss carryforward of $6,515,602, of which $2,530,472 expires in 2009 and $3,985,130 expires in
      2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain futures contracts.


14        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Independent Auditors' Report

To the Shareholders and Board of Directors of Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Small Cap Index Fund, one of the series constituting Merrill Lynch Index Funds, Inc. (the "Fund"), as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 13, 2004


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           15

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                            Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Advertising Agencies--0.4%               9,135     ADVO Systems, Inc.                                     $   290,128
                                                    12,800   + aQuantive, Inc.                                            131,200
                                                    11,200   + Catalina Marketing Corporation                             225,792
                                                       328     Grey Global Group Inc.                                     224,040
                                                     6,133   + R.H. Donnelley Corporation                                 244,339
                                                    23,200   + ValueClick, Inc.                                           210,656
                                                                                                                      -----------
                                                                                                                        1,326,155
            ------------------------------------------------------------------------------------------------------------------------
            Aerospace--0.3%                          5,934     Curtiss-Wright Corporation                                 267,089
                                                     2,100   + Ducommun Incorporated                                       46,935
                                                     2,826     HEICO Corporation (Class A)                                 51,433
                                                     1,600   + MTC Technologies, Inc.                                      51,552
                                                     4,706   + Moog Inc. (Class A)                                        232,476
                                                    15,335   + Orbital Sciences Corporation                               184,327
                                                    11,434   + Teledyne Technologies Incorporated                         215,531
                                                     5,100     United Industrial Corporation                               92,055
                                                                                                                      -----------
                                                                                                                        1,141,398
            ------------------------------------------------------------------------------------------------------------------------
            Agriculture, Fishing & Ranching--0.1%      900     Alico, Inc.                                                 31,284
                                                    11,778     Delta and Pine Land Company                                299,161
                                                     2,700   + Virbac Corporation                                          13,500
                                                                                                                      -----------
                                                                                                                          343,945
            ------------------------------------------------------------------------------------------------------------------------
            Air Transport--1.0%                     11,568   + AAR Corp.                                                  172,942
                                                    54,800   + AMR Corporation                                            709,660
                                                    23,420   + AirTran Holdings, Inc.                                     278,698
                                                     6,699   + Alaska Air Group, Inc.                                     182,816
                                                    12,000   + America West Holdings Corporation (Class B)                148,800
                                                    11,523   + Atlantic Coast Airlines Holdings, Inc.                     114,078
                                                     8,700   + Aviall, Inc.                                               134,937
                                                    22,500   + Continental Airlines, Inc. (Class B)                       366,075
                                                    11,095   + EGL, Inc.                                                  194,828
                                                     7,700   + ExpressJet Holdings, Inc.                                  115,500
                                                    10,255   + Frontier Airlines, Inc.                                    146,236
                                                     2,944   + MAIR Holdings, Inc.                                         21,432
                                                     9,656   + Mesa Air Group, Inc.                                       120,893
                                                    21,200   + Northwest Airlines Corporation                             267,544
                                                     8,785   + Offshore Logistics, Inc.                                   215,408
                                                     1,100   + Petroleum Helicopters, Inc. (Voting Shares)                 26,070
                                                    16,700     SkyWest, Inc.                                              302,604
                                                                                                                      -----------
                                                                                                                        3,518,521
            ------------------------------------------------------------------------------------------------------------------------
            Aluminum--0.0%                           3,802   + Century Aluminum Company                                    72,276
            ------------------------------------------------------------------------------------------------------------------------
            Auto Parts--After Market--0.2%           4,100   + Aftermarket Technology Corp.                                56,252
                                                     3,000   + Keystone Automotive Industries, Inc.                        76,080
                                                     5,900   + Raytech Corporation                                         19,588
                                                     3,500   + Sports Resorts International, Inc.                          16,100
                                                     3,100     Standard Motor Products, Inc.                               37,665
                                                     7,899     Superior Industries International, Inc.                    343,764
                                                     5,300   + TBC Corporation                                            136,793
                                                                                                                      -----------
                                                                                                                          686,242
            ------------------------------------------------------------------------------------------------------------------------
            Auto Parts--Original Equipment--0.3%     9,678   + Collins & Aikman Corporation                                41,906
                                                     6,053   + Dura Automotive Systems, Inc.                               77,297
                                                     2,273     Sauer-Danfoss, Inc.                                         36,823
                                                     3,687   + Stoneridge, Inc.                                            55,489
                                                       800   + Strattec Security Corporation                               48,728
                                                    11,300   + Tenneco Automotive Inc.                                     75,597
                                                    16,771   + Tower Automotive, Inc.                                     114,546
                                                    45,400     Visteon Corporation                                        472,614
                                                                                                                      -----------
                                                                                                                          923,000


16        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Auto Trucks & Parts--0.3%                3,000   + A.S.V., Inc.                                           $   112,080
                                                     7,794     Modine Manufacturing Co.                                   210,282
                                                     9,526     Oshkosh Truck Corporation                                  486,112
                                                     9,045   + Wabash National Corporation                                265,019
                                                                                                                      -----------
                                                                                                                        1,073,493
            ------------------------------------------------------------------------------------------------------------------------
            Banks--Outside New York City--           3,840     1st Source Corporation                                      82,598
            6.9%                                     2,900     ABC Bancorp                                                 46,313
                                                     9,118     AMCORE Financial, Inc.                                     246,368
                                                     2,421     Alabama National BanCorporation                            127,224
                                                     5,300     Allegiant Bancorp, Inc.                                    148,665
                                                     1,300     American National Bankshares Inc.                           34,424
                                                     1,500   + AmericanWest Bancorporation                                 34,200
                                                     2,447     Arrow Financial Corporation                                 67,953
                                                     1,045     BancFirst Corporation                                       61,344
                                                       500     BancTrust Financial Group, Inc.                              8,005
                                                     3,986     Bank of Granite Corp.                                       86,815
                                                     1,600     Bank of the Ozarks, Inc.                                    36,016
                                                     4,013     Banner Corporation                                         100,927
                                                     7,593     Boston Private Financial Holdings, Inc.                    188,610
                                                     2,200     Bryn Mawr Bank Corporation                                  53,878
                                                     1,500     C&F Financial Corporation                                   59,550
                                                     1,550     CB Bancshares, Inc.                                         97,030
                                                     2,500     CCBT Financial Companies Inc.                               87,375
                                                       600     CNB Financial Corporation                                   25,248
                                                     9,829     CVB Financial Corp.                                        189,592
                                                     1,500     Camden National Corporation                                 45,540
                                                     2,477     Capital City Bank Group, Inc.                              113,917
                                                     2,300   + Capital Corp of the West                                    91,172
                                                     1,700     Capitol Bancorp Ltd.                                        48,280
                                                     5,700     Cascade Bancorp                                            109,725
                                                     7,022     Cathay Bancorp, Inc.                                       390,985
                                                       300     Cavalry Bancorp, Inc.                                        5,271
                                                     3,800     Center Bancorp, Inc.                                        74,708
                                                       600     Center Financial Corporation                                16,350
                                                     2,533   + Central Coast Bancorp                                       45,949
                                                     4,338     Central Pacific Financial Corp.                            130,314
                                                     1,700     Century Bancorp, Inc. (Class A)                             60,282
                                                     6,851     Chemical Financial Corporation                             249,308
                                                    11,626     Chittenden Corporation                                     391,099
                                                    15,800     Citizens Banking Corporation                               516,976
                                                     6,193     City Holding Company                                       216,755
                                                     2,199     CityBank                                                    71,467
                                                     2,184     CoBiz Inc.                                                  40,229
                                                     4,000     Columbia Bancorp                                           127,800
                                                     4,300     Columbia Bancorp (Oregon)                                   74,175
                                                     5,735     Columbia Banking System, Inc.                              124,220
                                                       300     Commercial Bankshares, Inc.                                 10,068
                                                     3,600     Community Bank System, Inc.                                176,400
                                                     2,200     Community Banks, Inc.                                       86,482
                                                    12,740     Community First Bankshares, Inc.                           368,696
                                                     3,267     Community Trust Bancorp, Inc.                               98,663
                                                     4,752     Corus Bankshares, Inc.                                     149,973
                                                     7,898     East West Bancorp, Inc.                                    423,965
                                                       500     Eastern Virginia Bankshares, Inc.                           14,010
                                                       600     Exchange National Bancshares, Inc.                          21,690
                                                       400     FLAG Financial Corporation                                   5,160
                                                     2,300     FNB Corporation (North Carolina)                            48,714
                                                     1,800     FNB Corporation (Virginia)                                  53,460
                                                     1,785     Farmers Capital Bank Corporation                            60,690
                                                     1,600     Financial Institutions, Inc.                                45,168
                                                     1,924     First Bancorp                                               60,433


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           17

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Banks--Outside New York City             2,576     First Busey Corporation                                $    69,552
            (continued)                              8,023     First Charter Corporation                                  156,850
                                                     2,100     First Citizens Banc Corp                                    59,325
                                                     1,747     First Citizens BancShares, Inc. (Class A)                  212,313
                                                    16,534     First Commonwealth Financial Corporation                   235,775
                                                     4,800     First Community Bancorp                                    173,472
                                                     2,794     First Community Bancshares, Inc.                            92,649
                                                     2,416     First Essex Bancorp, Inc.                                  140,466
                                                     9,587     First Financial Bancorp                                    152,913
                                                     3,965     First Financial Bankshares, Inc.                           165,340
                                                     4,244     First Financial Corporation                                127,362
                                                       600     The First of Long Island Corporation                        25,794
                                                       400     First M&F Corporation                                       15,160
                                                     4,546     First Merchants Corporation                                116,014
                                                     2,230     First National Corporation                                  66,922
                                                     1,050     First Oak Brook Bancshares, Inc.                            31,510
                                                     1,000     First South Bancorp, Inc.                                   36,500
                                                     3,300     First State Bancorporation                                 114,675
                                                       900     First United Corporation                                    21,933
                                                     2,835     Firstbank Corporation                                       88,339
                                                       200     Foothill Independent Bancorp                                 4,732
                                                       300     Franklin Financial Corporation                               9,216
                                                     4,041     Frontier Financial Corporation                             134,000
                                                       400     GB&T Bancshares, Inc.                                        9,452
                                                     1,935     German American Bancorp                                     33,862
                                                     4,760     Glacier Bancorp, Inc.                                      154,224
                                                    13,622     Gold Banc Corporation                                      191,525
                                                    18,000     Greater Bay Bancorp                                        512,640
                                                       205     Greater Community Bancorp                                    3,479
                                                     1,100     Greene County Bancshares, Inc.                              25,608
                                                     3,927     Hancock Holding Company                                    214,296
                                                     1,500     Hanmi Financial Corporation                                 29,655
                                                     7,448     Harleysville National Corporation                          224,185
                                                     3,300     Heartland Financial USA, Inc.                               61,380
                                                     5,200   + Heritage Commerce Corp.                                     63,700
                                                     5,180     Humboldt Bancorp                                            90,754
                                                       300     IBT Bancorp, Inc.                                           17,769
                                                     3,745     Independent Bank Corporation (Massachusetts)               107,931
                                                     6,281     Independent Bank Corporation (Michigan)                    178,129
                                                     4,874     Integra Bank Corporation                                   107,115
                                                     3,300     Interchange Financial Services Corporation                  83,490
                                                         1     International Bancshares Corporation                            47
                                                     6,048     Irwin Financial Corporation                                189,907
                                                       400     LNB Bancorp, Inc.                                            8,120
                                                     2,700     LSB Bancshares, Inc.                                        46,980
                                                     3,598     Lakeland Bancorp, Inc.                                      57,784
                                                     1,600     Lakeland Financial Corporation                              56,512
                                                     1,700     MASSBANK Corp.                                              72,420
                                                     8,250     MB Financial, Inc.                                         300,300
                                                     3,377     MBT Financial Corp.                                         55,754
                                                     2,450     Macatawa Bank Corporation                                   69,360
                                                     3,100     Main Street Banks, Inc.                                     82,150
                                                     1,911     MainSource Financial Group, Inc.                            58,610
                                                     2,900     Mercantile Bank Corporation                                105,850
                                                         1     Mercantile Bankshares Corporation                               46
                                                     2,000     Merchants Bancshares, Inc.                                  61,100
                                                     7,450     Mid-State Bancshares                                       189,528
                                                     4,280     Midwest Banc Holdings, Inc.                                 95,230
                                                     2,029     NBC Capital Corporation                                     54,113
                                                     8,613     NBT Bancorp Inc.                                           184,663
                                                     3,800     Nara Bancorp, Inc.                                         103,740


18        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Banks--Outside New York City               500     National Bankshares, Inc.                              $    25,120
            (continued)                              6,130     National Penn Bancshares, Inc.                             196,896
                                                       100     Northern States Financial Corporation                        2,890
                                                     1,800     Oak Hill Financial, Inc.                                    55,458
                                                     1,988     Old Second Bancorp, Inc.                                    98,406
                                                     2,541     Omega Financial Corporation                                 97,803
                                                     3,653     Oriental Financial Group Inc.                               93,885
                                                       400     PAB Bankshares, Inc.                                         6,216
                                                    12,733     Pacific Capital Bancorp                                    468,829
                                                     2,100     Pacific Union Bank                                          53,613
                                                     4,500     Patriot Bank Corp.                                         128,745
                                                     2,080     Peapack-Gladstone Financial Corporation                     64,480
                                                     1,661     PennRock Financial Services Corp.                           51,624
                                                     1,540     Penns Woods Bancorp, Inc.                                   71,918
                                                     2,310     Peoples Bancorp Inc.                                        68,168
                                                     2,332     The Peoples Holding Company                                 76,956
                                                     2,850     PrivateBancorp, Inc.                                       129,732
                                                     5,600     Prosperity Bancshares, Inc.                                126,112
                                                     8,414     Provident Bancshares Corporation                           247,708
                                                     6,741     R & G Financial Corporation (Class B)                      268,292
                                                    20,390     Republic Bancorp, Inc.                                     275,061
                                                     3,409     Republic Bancorp, Inc. (Class A)                            66,612
                                                     3,034     Republic Bancshares, Inc.                                   95,480
                                                     2,250     Resource Bankshares Corporation                             70,943
                                                     6,801     Riggs National Corporation                                 112,421
                                                     1,389     Royal Bancshares of Pennsylvania, Inc.                      35,420
                                                     8,163     S&T Bancorp, Inc.                                          244,074
                                                     2,700     S.Y. Bancorp, Inc.                                          55,512
                                                     7,114     Sandy Spring Bancorp, Inc.                                 266,064
                                                     1,458     Santander BanCorp                                           35,502
                                                     3,555     Seacoast Banking Corporation of Florida                     61,715
                                                     2,317     Second Bancorp, Incorporated                                61,169
                                                       700     Security Bank Corporation                                   22,050
                                                       900     Shore Bancshares, Inc.                                      33,579
                                                       100     Sierra Bancorp                                               1,568
                                                    10,400   + Silicon Valley Bancshares                                  375,128
                                                     4,200     Simmons First National Corporation (Class A)               117,180
                                                    22,338     The South Financial Group, Inc.                            622,337
                                                     2,730     Southern Financial Bancorp, Inc.                           117,581
                                                     3,885     Southside Bancshares, Inc.                                  71,873
                                                     3,400     Southwest Bancorp, Inc.                                     60,792
                                                    10,024     Southwest Bancorporation of Texas, Inc.                    389,432
                                                     1,965     State Bancorp, Inc.                                         47,671
                                                       500     State Financial Services Corporation                        13,280
                                                    15,276     Sterling Bancshares, Inc.                                  203,629
                                                     5,250     Sterling Financial Corporation                             145,688
                                                     3,400     Suffolk Bancorp                                            117,402
                                                     2,500     Summit Bancshares, Inc.                                     69,650
                                                     1,600     Sun Bancorp, Inc.                                           30,336
                                                     3,070   + Sun Bancorp, Inc. (New Jersey)                              81,048
                                                    13,904     Susquehanna Bancshares, Inc.                               347,739
                                                       100     Taylor Capital Group, Inc.                                   2,663
                                                     8,384     Texas Regional Bancshares, Inc. (Class A)                  310,208
                                                     2,520     Tompkins Trustco, Inc.                                     116,046
                                                     1,700     TriCo Bancshares                                            53,652
                                                     2,845     Troy Financial Corporation                                  99,575
                                                     5,880     The Trust Company of New Jersey                            233,318
                                                    26,116     TrustCo Bank Corp. NY                                      343,425
                                                    14,398     UCBH Holdings, Inc.                                        561,090
                                                     4,976     UMB Financial Corporation                                  236,559


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           19

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Banks--Outside New York City             3,448     U.S.B. Holding Co., Inc.                               $    66,857
            (concluded)                             10,470     Umpqua Holdings Corporation                                217,671
                                                     2,300     Union Bankshares Corporation                                70,150
                                                     5,000     United Community Banks, Inc.                               164,500
                                                     7,691     United National Bancorp                                    274,799
                                                     1,000     United Security Bancshares, Inc.                            27,090
                                                       100     United Security Bancshares, Inc. (California)                2,728
                                                     6,519     Unizan Financial Corp.                                     132,010
                                                     4,400   + Virginia Commerce Bancorp, Inc.                            140,932
                                                     2,200     Virginia Financial Group, Inc.                              78,144
                                                     3,800     Washington Trust Bancorp, Inc.                              99,560
                                                     2,205     Wayne Bancorp, Inc.                                         56,779
                                                     6,063     WesBanco, Inc.                                             167,884
                                                     3,500     West Bancorporation                                         60,550
                                                     3,400     West Coast Bancorp                                          72,556
                                                     1,980   + Western Sierra Bancorp                                      93,060
                                                     7,600     Wintrust Financial Corporation                             342,760
                                                     1,000     Yadkin Valley Bank & Trust Company                          17,100
                                                     3,600     Yardville National Bancorp                                  92,664
                                                                                                                      -----------
                                                                                                                       23,217,566
            ------------------------------------------------------------------------------------------------------------------------
            Beverage--Brewers                        2,200   + The Boston Beer Company, Inc. (Class A)                     39,908
            (Wineries)--0.1%                         3,542   + The Robert Mondavi Corporation (Class A)                   137,571
                                                                                                                      -----------
                                                                                                                          177,479
            ------------------------------------------------------------------------------------------------------------------------
            Beverage--Soft Drinks--0.1%                687     Coca-Cola Bottling Co. Consolidated                         36,748
                                                       171     Farmer Brothers Co.                                         53,224
                                                     1,011   + Green Mountain Coffee, Inc.                                 23,273
                                                     1,895   + National Beverage Corp.                                     30,889
                                                     4,600   + Peets Coffee & Tea Inc.                                     80,086
                                                                                                                      -----------
                                                                                                                          224,220
            ------------------------------------------------------------------------------------------------------------------------
            Biotechnology--Research &               17,419   + ARIAD Pharmaceuticals, Inc.                                129,772
            Production--2.4%                        27,900   + AVANT Immunotherapeutics, Inc.                              76,446
                                                     8,000   + AVI BioPharma, Inc.                                         32,560
                                                    29,000   + Abgenix, Inc.                                              361,340
                                                     4,200   + Aclara Biosciences Inc.                                     15,330
                                                     9,500   + Aksys, Ltd.                                                 83,885
                                                     6,687   + Albany Molecular Research, Inc.                            100,439
                                                     5,580   + Alexion Pharmaceuticals, Inc.                               94,972
                                                    10,600   + Alteon Inc.                                                 16,642
                                                     7,113   + Antigenics Inc.                                             80,519
                                                    22,000   + Applera Corporation--Celera Genomics Group                 306,020
                                                     5,800   + Arena Pharmaceuticals, Inc.                                 35,960
                                                     7,420   + ArthroCare Corporation                                     181,790
                                                     2,100   + BioReliance Corporation                                    100,422
                                                    10,624   + Cell Genesys, Inc.                                         137,475
                                                     9,831   + Cell Therapeutics, Inc.                                     85,530
                                                     6,100   + Ciphergen Biosystems, Inc.                                  68,564
                                                    17,557   + Corixa Corporation                                         106,044
                                                    11,367   + Cubist Pharmaceuticals, Inc.                               138,223
                                                    12,900   + CuraGen Corporation                                         94,557
                                                     4,100   + DOV Pharmaceutical, Inc.                                    55,227
                                                    16,800   + deCODE GENETICS, INC.                                      137,592
                                                     3,924   + Digene Corporation                                         157,352
                                                    13,900   + Discovery Laboratories, Inc.                               145,811
                                                    10,478   + Diversa Corporation                                         96,921
                                                    19,696   + Encysive Pharmaceuticals Inc.                              176,279
                                                    13,500   + Enzon, Inc.                                                162,000
                                                     6,500   + Exact Sciences Corporation                                  65,780
                                                    13,418   + Exelixis, Inc.                                              94,999


20        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Biotechnology--Research &                2,500   + GTC Biotherapeutics, Inc.                              $     7,975
            Production (concluded)                   9,539   + Gene Logic Inc.                                             49,507
                                                     1,800   + Genencor International Inc.                                 28,350
                                                    13,597   + Genta Incorporated                                         141,545
                                                    16,129   + Geron Corporation                                          160,806
                                                    13,109   + Immunomedics, Inc.                                          59,777
                                                    22,224   + Incyte Genomics, Inc.                                      152,012
                                                     6,600   + Integra LifeSciences Holdings                              188,958
                                                    10,214   + InterMune Inc.                                             236,556
                                                     7,100   + Interpore International, Inc.                               92,300
                                                     3,100   + Kensey Nash Corporation                                     72,075
                                                     3,500   + Kosan Biosciences, Inc.                                     34,510
                                                     7,605   + Lexicon Genetics Incorporated                               44,793
                                                     7,712   + Martek Biosciences Corporation                             501,049
                                                     7,001   + Maxygen Inc.                                                74,421
                                                     8,300   + Myriad Genetics, Inc.                                      106,738
                                                    10,123   + NPS Pharmaceuticals, Inc.                                  311,181
                                                    12,854   + Nabi Biopharmaceuticals                                    163,374
                                                    17,400   + Nuvelo, Inc.                                                60,378
                                                    13,000   + OSI Pharmaceuticals, Inc.                                  418,730
                                                     8,500   + Palatin Technologies, Inc.                                  21,250
                                                    39,055   + Peregrine Pharmaceuticals, Inc.                             86,312
                                                     7,885   + Pharmacopeia, Inc.                                         112,046
                                                     6,200   + Progenics Pharmaceuticals, Inc.                            116,932
                                                     8,200   + Regeneration Technologies, Inc.                             89,872
                                                    13,300   + Repligen Corporation                                        58,121
                                                    17,667   + Savient Pharmaceuticals Inc.                                81,445
                                                     3,900   + Seattle Genetics, Inc.                                      33,462
                                                     8,372   + Serologicals Corporation                                   155,719
                                                       966   + Sirna Therapeutics, Inc.                                     5,023
                                                     7,845   + Tanox, Inc.                                                116,498
                                                    15,532   + Telik, Inc.                                                357,391
                                                     4,600   + Third Wave Technologies                                     20,930
                                                     9,740   + Transkaryotic Therapies, Inc.                              152,041
                                                     3,738   + Trimeris, Inc.                                              78,423
                                                    13,806   + Vicuron Pharmaceuticals Inc.                               257,482
                                                     2,600   + Zymogentics, Inc.                                           40,300
                                                                                                                      -----------
                                                                                                                        8,026,733
            ------------------------------------------------------------------------------------------------------------------------
            Building Materials--0.5%                 2,000     Ameron International Corporation                            69,380
                                                     6,000     Building Materials Holding Corporation                      93,180
                                                     9,690     Hughes Supply, Inc.                                        480,818
                                                     5,312     LSI Industries Inc.                                         71,712
                                                     1,000   + Mestek, Inc.                                                19,260
                                                     5,868   + NCI Building Systems, Inc.                                 140,245
                                                       100     Noland Company                                               3,900
                                                     4,166   + Simpson Manufacturing Co., Inc.                            211,883
                                                     6,645     Texas Industries, Inc.                                     245,865
                                                     1,709   + Trex Company, Inc.                                          64,908
                                                     5,265     Watsco, Inc.                                               119,673
                                                                                                                      -----------
                                                                                                                        1,520,824
            ------------------------------------------------------------------------------------------------------------------------
            Building--Air Conditioning--0.2%        12,335     Lennox International Inc.                                  205,995
                                                    12,038     York International Corporation                             442,998
                                                                                                                      -----------
                                                                                                                          648,993
            ------------------------------------------------------------------------------------------------------------------------
            Building--Cement--0.0%                   1,577     Centex Construction Products, Inc.                          95,046
            ------------------------------------------------------------------------------------------------------------------------
            Building--Heating &                      1,700   + Aaon, Inc.                                                  32,997
            Plumbing--0.0%


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           21

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Building--Miscellaneous--0.1%            3,000   + Drew Industries Incorporated                           $    83,400
                                                     8,047   + Griffon Corporation                                        163,032
                                                                                                                      -----------
                                                                                                                          246,432
            ------------------------------------------------------------------------------------------------------------------------
            Building--Roofing &                      6,351     ElkCorp                                                    169,572
            Wallboard--0.1%                         11,700   + USG Corporation                                            193,869
                                                                                                                      -----------
                                                                                                                          363,441
            ------------------------------------------------------------------------------------------------------------------------
            Cable Television Services--0.2%         85,900   + Charter Communications, Inc. (Class A)                     345,318
                                                     6,698   + Crown Media Holdings, Inc. (Class A)                        55,392
                                                    16,500   + Insight Communications Company, Inc.                       170,115
                                                    12,894   + TiVo Inc.                                                   95,416
                                                                                                                      -----------
                                                                                                                          666,241
            ------------------------------------------------------------------------------------------------------------------------
            Casinos & Gambling--0.6%                 4,100   + Ameristar Casinos, Inc.                                    100,327
                                                     7,425   + Argosy Gaming Company                                      192,976
                                                    10,491   + Aztar Corporation                                          236,047
                                                    12,315     Boyd Gaming Corporation                                    198,764
                                                     1,432     Churchill Downs Incorporated                                51,840
                                                     2,378     Dover Downs Gaming & Entertainment, Inc.                    22,496
                                                     4,775   + Isle of Capri Casinos, Inc.                                102,519
                                                     8,400   + MTR Gaming Group, Inc.                                      86,520
                                                    14,800   + Magna Entertainment Corp. (Class A)                         75,036
                                                     3,900   + Multimedia Games, Inc.                                     160,290
                                                     6,964   + Pinnacle Entertainment, Inc.                                64,904
                                                    17,200   + Scientific Games Corporation                               292,572
                                                     4,500   + Shuffle Master, Inc.                                       155,790
                                                     6,312   + WMS Industries Inc.                                        165,374
                                                                                                                      -----------
                                                                                                                        1,905,455
            ------------------------------------------------------------------------------------------------------------------------
            Chemicals--1.3%                         11,006     A. Schulman, Inc.                                          234,648
                                                     4,300     Aceto Corporation                                          109,822
                                                    11,400     Albemarle Corp.                                            341,658
                                                     5,556     Arch Chemicals, Inc.                                       142,567
                                                     6,400   + Cabot Microelectronics Corporation                         313,600
                                                    10,701     Calgon Carbon Corporation                                   66,453
                                                     6,085     Cambrex Corporation                                        153,707
                                                    35,360     Crompton Corporation                                       253,531
                                                     4,264   + Energy Conversion Devices, Inc.                             38,504
                                                     3,400   + Ethyl Corporation                                           74,358
                                                     7,937     Georgia Gulf Corporation                                   229,221
                                                    13,200     Great Lakes Chemical Corporation                           358,908
                                                    29,100   + Hercules Incorporated                                      355,020
                                                     9,267     MacDermid, Inc.                                            317,302
                                                     3,541   + Medis Technologies Ltd.                                     37,889
                                                    22,840     Millennium Chemicals Inc.                                  289,611
                                                     2,434     NL Industries, Inc.                                         28,478
                                                    10,100   + OM Group, Inc.                                             264,519
                                                     2,000     Octel Corp.                                                 39,380
                                                    10,195   + Omnova Solutions Inc.                                       48,936
                                                    25,167   + PolyOne Corporation                                        160,817
                                                     1,800     Quaker Chemical Corporation                                 55,350
                                                     1,655     Stepan Company                                              42,451
                                                    10,700   + Valence Technology, Inc.                                    40,125
                                                    23,000   + W.R. Grace & Co.                                            59,110
                                                     5,700   + Wilson Greatbatch Technologies, Inc.                       240,939
                                                                                                                      -----------
                                                                                                                        4,296,904


22        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Coal--0.3%                              17,000     Arch Coal, Inc.                                        $   529,890
                                                    19,300     Massey Energy Company                                      401,440
                                                     1,000   + Westmoreland Coal Company                                   17,500
                                                                                                                      -----------
                                                                                                                          948,830
            ------------------------------------------------------------------------------------------------------------------------
            Commercial Information                  10,958   + Arbitron Inc.                                              457,168
            Services--0.4%                          12,200   + Ask Jeeves, Inc.                                           221,064
                                                   152,400   + CMGI Inc.                                                  271,272
                                                     6,561   + infoUSA Inc.                                                48,683
                                                    35,400   + LookSmart, Ltd.                                             54,870
                                                       400   + MarketWatch.com, Inc.                                        3,444
                                                     1,200   + Neoforma, Inc.                                              12,768
                                                     6,674   + ProQuest Company                                           196,549
                                                     5,853   + SOURCECORP, Incorporated                                   150,012
                                                                                                                      -----------
                                                                                                                        1,415,830
            ------------------------------------------------------------------------------------------------------------------------
            Communications Technology--2.0%         11,300   + Aether Systems, Inc.                                        53,675
                                                     7,022   + Anaren Microwave, Inc.                                      99,151
                                                     9,272   + Anixter International Inc.                                 239,959
                                                     9,500   + Aspect Communications Corporation                          149,720
                                                    18,178   + Avanex Corporation                                          90,708
                                                     2,359     Bel Fuse Inc. (Class B)                                     76,973
                                                     4,588     Black Box Corporation                                      211,369
                                                    15,400   + CSG Systems International, Inc.                            192,346
                                                     1,572   + Catapult Communications Corporation                         22,793
                                                    12,509   + Centillium Communications, Inc.                             70,426
                                                    15,288   + CommScope, Inc.                                            249,653
                                                     5,050   + Comtech Telecommunications Corp.                           145,794
                                                   118,600   + Corvis Corporation                                         201,620
                                                         8   + CycleLogic, Inc.                                                 1
                                                     9,400   + Ditech Communications Corporation                          179,540
                                                     8,713   + Echelon Corporation                                         97,063
                                                    60,000   + Enterasys Networks, Inc.                                   225,000
                                                    12,300   + Entrust Technologies Inc.                                   50,184
                                                    36,600   + Extreme Networks, Inc.                                     263,886
                                                    42,300   + Finisar Corporation                                        132,399
                                                    23,396   + Harmonic Inc.                                              169,621
                                                     6,329   + Ixia                                                        74,049
                                                     2,600   + Inet Technologies, Inc.                                     31,200
                                                    12,600   + Infonet Services Corporation (Class B)                      21,420
                                                     6,877     Inter-Tel Inc.                                             171,787
                                                     9,500   + InterVoice-Brite, Inc.                                     112,765
                                                     6,000   + j2 Global Communications, Inc.                             148,620
                                                     3,700   + KVH Industries, Inc.                                       101,639
                                                     1,600   + LTC StorageNetworks, Inc.                                        0
                                                    15,680   + Net2Phone, Inc.                                            106,624
                                                     5,100   + Network Equipment Technologies, Inc.                        56,100
                                                    14,768   + New Focus, Inc.                                             74,135
                                                     4,234   + Nuance Communications Inc.                                  32,348
                                                    30,719   + Oplink Communications, Inc.                                 73,418
                                                    16,183   + Optical Communication Products, Inc.                        59,877
                                                     7,107   + Packeteer, Inc.                                            120,677
                                                    18,040   + REMEC, Inc.                                                151,716
                                                     8,908   + SeaChange International, Inc.                              137,183
                                                     9,988   + Secure Computing Corporation                               178,885
                                                    76,000   + Sonus Networks, Inc.                                       574,560
                                                     3,560   + Standard Microsystems Corporation                           90,068
                                                    25,671   + Stratex Networks, Inc.                                     109,102
                                                    66,300   + Sycamore Networks, Inc.                                    347,412
                                                     4,620     TALX Corporation                                           106,399


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           23

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Communications Technology               23,000   + TIBCO Software Inc.                                    $   155,710
            (concluded)                             15,700   + Tekelec                                                    244,135
                                                    17,886     Turnstone Systems, Inc.                                      2,057
                                                     4,300   + USinternetworking, Inc.                                          0
                                                     2,540   + Ulticom, Inc.                                               24,511
                                                    33,600   + Verso Technologies, Inc.                                   104,160
                                                     7,601   + ViaSat, Inc.                                               145,483
                                                     7,631   + WebEx Communications, Inc.                                 153,383
                                                    14,300   + Westell Technologies, Inc.                                  90,233
                                                    19,575   + Zhone Technologies, Inc.                                    96,309
                                                                                                                      -----------
                                                                                                                        6,817,846
            ------------------------------------------------------------------------------------------------------------------------
            Computer Services--Software &            7,900   + @Road, Inc.                                                105,070
            Systems--4.7%                            4,916   + ANSYS, Inc.                                                195,165
                                                    13,400   + ActivCard Corp.                                            105,592
                                                    13,402   + Agile Software Corporation                                 132,680
                                                    34,300   + Akamai Technologies, Inc.                                  368,725
                                                     3,200   + Altiris, Inc.                                              116,736
                                                    13,095   + American Management Systems, Incorporated                  197,342
                                                       600   + Ansoft Corporation                                           7,698
                                                     5,300   + Anteon International Corporation                           191,065
                                                    79,500   + Ariba, Inc.                                                238,500
                                                    20,795   + Ascential Software Corporation                             539,214
                                                    10,697   + AsianInfo Holdings, Inc.                                    71,456
                                                    12,808   + Aspen Technology, Inc.                                     131,410
                                                    21,967   + Borland Software Corporation                               213,739
                                                     5,700   + BroadVision, Inc.                                           24,282
                                                     8,716   + CACI International Inc. (Class A)                          423,772
                                                    15,902   + CIBER, Inc.                                                137,711
                                                    15,300   + Computer Horizons Corp.                                     60,129
                                                     6,100   + Concord Communications, Inc.                               121,817
                                                     7,900   + Concur Technologies, Inc.                                   76,472
                                                       700   + Convera Corporation                                          2,387
                                                     4,711   + Datastream Systems, Inc.                                    36,981
                                                    13,164   + Dendrite International, Inc.                               206,280
                                                     2,937   + Digimarc Corporation                                        39,062
                                                     8,300   + Digital River, Inc.                                        183,430
                                                     3,407   + Digitas Inc.                                                31,753
                                                     6,100   + eCollege.com                                               112,606
                                                     4,645   + EPIQ Systems, Inc.                                          79,569
                                                    18,980   + E.piphany, Inc.                                            136,846
                                                    15,339   + Electronics for Imaging, Inc.                              399,121
                                                     5,630   + Embarcadero Technologies, Inc.                              89,798
                                                    16,300   + Epicor Software Corporation                                207,988
                                                     9,219   + F5 Networks, Inc.                                          231,397
                                                    24,659   + Gartner Group, Inc. (Class A)                              278,893
                                                     1,900   + Group 1 Software, Inc.                                      33,478
                                                    13,706   + Hyperion Solutions Corporation                             413,099
                                                     4,100   + iGATE Capital Corporation                                   32,185
                                                    19,200   + Informatica Corporation                                    197,760
                                                     2,100     Integral Systems, Inc.                                      45,192
                                                     6,800   + Interland, Inc.                                             44,404
                                                    11,500   + Internet Security Systems, Inc.                            216,545
                                                     6,925   + Interwoven, Inc.                                            87,532
                                                    11,708   + JDA Software Group, Inc.                                   193,299
                                                     4,100   + Kana Software, Inc.                                         13,817
                                                    15,658   + Keane, Inc.                                                229,233
                                                     4,238   + Keynote Systems, Inc.                                       50,432
                                                    14,400   + Lawson Software, Inc.                                      118,512
                                                    14,400   + Lionbridge Technologies, Inc.                              138,384


24        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Computer Services--Software &            3,100   + MAPICS, Inc.                                           $    40,579
            Systems (continued)                      5,030   + MRO Software, Inc.                                          67,704
                                                     7,300   + MSC.Software Corp.                                          68,985
                                                    12,400   + Macrovision Corporation                                    280,116
                                                     8,900   + Magma Design Automation, Inc.                              207,726
                                                     7,739   + Manhattan Associates, Inc.                                 213,906
                                                     5,800   + ManTech International Corporation (Class A)                144,710
                                                    18,800   + Manugistics Group, Inc.                                    117,500
                                                    13,597   + MatrixOne, Inc.                                             83,758
                                                    22,900   + Mentor Graphics Corporation                                332,966
                                                     8,956   + Mercury Computer Systems, Inc.                             223,004
                                                     5,899   + Micros Systems, Inc.                                       255,781
                                                    17,500   + Micromuse, Inc.                                            120,750
                                                     3,800   + MicroStrategy Incorporated (Class A)                       199,424
                                                     3,600   + Mobius Management Systems, Inc.                             45,540
                                                     8,453   + NYFIX, Inc.                                                 67,201
                                                     2,600   + Nassda Corporation                                          18,850
                                                     7,855   + Netegrity, Inc.                                             80,985
                                                    15,874   + NetIQ Corporation                                          210,331
                                                     3,685   + NetScout Systems, Inc.                                      28,006
                                                     4,500   + OPNET Technologies, Inc.                                    74,070
                                                    17,933   + Openwave Systems Inc.                                      197,263
                                                    13,300   + Opsware, Inc.                                               98,420
                                                     8,226   + PC-Tel, Inc.                                                87,278
                                                     3,200   + PDF Solutions, Inc.                                         47,680
                                                     1,877   + PEC Solutions, Inc.                                         31,815
                                                     5,257   + PalmSource, Inc.                                           114,550
                                                    67,500   + Parametric Technology Corporation                          265,950
                                                     1,400   + Pegasystems Inc.                                            12,068
                                                    20,491   + Pinnacle Systems, Inc.                                     174,788
                                                     4,300     Pomeroy Computer Resources, Inc.                            63,382
                                                     8,608   + Progress Software Corporation                              176,120
                                                     9,800   + Puma Technology, Inc.                                       39,004
                                                     1,700   + QAD Inc.                                                    20,842
                                                    12,000   + Quest Software, Inc.                                       170,400
                                                    11,223   + Rainbow Technologies, Inc.                                 126,371
                                                    15,800   + Retek Inc.                                                 146,624
                                                    15,796   + Roxio, Inc.                                                 75,663
                                                     9,400   + SAFLINK Corporation                                         25,286
                                                     7,197   + SERENA Software, Inc.                                      132,065
                                                     2,689   + SPSS Inc.                                                   48,079
                                                     2,000   + SRA International, Inc. (Class A)                           86,200
                                                     3,200     SS&C Technologies, Inc.                                     89,440
                                                     4,000   + SafeNet, Inc.                                              123,080
                                                     2,099   + Sanchez Computer Associates, Inc.                            8,711
                                                    26,692   + Sapient Corporation                                        149,475
                                                    21,995   + ScanSoft, Inc.                                             117,013
                                                    14,927   + SeeBeyond Technology Corporation                            64,037
                                                    10,900   + Sigma Designs, Inc.                                         82,077
                                                    16,041   + SonicWALL, Inc.                                            125,120
                                                     2,900   + Stellent, Inc.                                              28,536
                                                    12,400   + Support.com, Inc.                                          163,060
                                                    28,400   + Sybase, Inc.                                               584,472
                                                     7,561   + Sykes Enterprises, Incorporated                             64,722
                                                     3,700   + Synplicity, Inc.                                            28,971
                                                       883     Syntel, Inc.                                                21,819
                                                    11,692   + Systems & Computer Technology Corporation                  191,164
                                                     6,900   + Tier Technologies, Inc. (Class B)                           56,373
                                                    10,585   + Transaction Systems Architects, Inc. (Class A)             239,539
                                                     7,208   + The TriZetto Group, Inc.                                    46,492


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           25

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Computer Services--Software &           10,500   + Tyler Technologies, Inc.                               $   101,115
            Systems (concluded)                      8,100   + Vastera, Inc.                                               32,400
                                                     2,100   + Verint Systems Inc.                                         47,376
                                                     7,767   + Verity, Inc.                                               129,631
                                                    65,100   + Vignette Corporation                                       147,777
                                                     5,500   + Vitria Technology, Inc.                                     39,050
                                                    12,162   + WatchGuard Technologies, Inc.                               70,783
                                                    14,420   + webMethods, Inc.                                           131,943
                                                     6,551   + Websense, Inc.                                             191,551
                                                    21,700   + Wind River Systems, Inc.                                   190,092
                                                    14,108   + Zoran Corporation                                          245,338
                                                                                                                      -----------
                                                                                                                       15,841,455
            ------------------------------------------------------------------------------------------------------------------------
            Computer Technology--1.6%               34,500   + Adaptec, Inc.                                              304,635
                                                    19,534   + Advanced Digital Information Corporation                   273,476
                                                     3,272     Analogic Corporation                                       134,152
                                                     4,700   + CompuCom Systems, Inc.                                      24,628
                                                     8,554   + Computer Network Technology Corporation                     81,605
                                                    19,579   + Concurrent Computer Corporation                             85,560
                                                     2,000   + Constellation 3D, Inc.                                           0
                                                    20,700   + Cray, Inc.                                                 205,551
                                                     1,400   + CyberGuard Corporation                                      12,208
                                                    10,600   + Dot Hill Systems Corp.                                     160,590
                                                    10,209   + FalconStor Software, Inc.                                   89,227
                                                     5,000   + Fargo Electronics                                           63,600
                                                    11,882   + FileNET Corporation                                        321,765
                                                    71,600   + Gateway Inc.                                               329,360
                                                     8,017   + Hutchinson Technology Incorporated                         246,443
                                                    14,166   + InFocus Corporation                                        137,127
                                                     7,600   + Innovex, Inc.                                               64,068
                                                    14,596   + Intergraph Corp.                                           349,136
                                                    15,003     Iomega Corporation                                          89,718
                                                     5,800   + Komag, Incorporated                                         84,854
                                                    18,674   + Lexar Media, Inc.                                          325,488
                                                     4,900   + Neoware Systems, Inc.                                       67,130
                                                     3,900   + Overland Storage, Inc.                                      73,320
                                                    13,094   + PalmOne, Inc.                                              153,855
                                                    31,000   + Perot Systems Corporation (Class A)                        417,880
                                                    40,000   + Quantum Corporation--DLT & Storage Systems                 124,800
                                                    15,600   + RSA Security Inc.                                          221,520
                                                     4,457   + Radiant Systems, Inc.                                       37,483
                                                     6,442   + RadiSys Corporation                                        108,612
                                                    31,347   + Safeguard Scientifics, Inc.                                126,642
                                                    55,207   + Silicon Graphics, Inc.                                      75,634
                                                       100   + SimpleTech, Inc.                                               601
                                                     3,300   + Stratasys, Inc.                                             89,958
                                                     3,700   + Synaptics Incorporated                                      55,426
                                                    15,609   + UNOVA, Inc.                                                358,227
                                                                                                                      -----------
                                                                                                                        5,294,279
            ------------------------------------------------------------------------------------------------------------------------
            Construction--0.3%                       4,318   + EMCOR Group, Inc.                                          189,560
                                                    13,571     Granite Construction Incorporated                          318,783
                                                     1,400   + Modtech Holdings, Inc.                                      11,774
                                                     3,000   + Perini Corporation                                          27,450
                                                     9,100   + Washington Group International, Inc.                       309,127
                                                                                                                      -----------
                                                                                                                          856,694


26        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Consumer Electronics--0.9%              29,900   + Activision, Inc.                                       $   544,180
                                                    14,567   + Alloy, Inc.                                                 75,894
                                                     4,453   + Atari, Inc.                                                 18,703
                                                    32,200   + CNET Networks, Inc.                                        219,604
                                                     5,500   + eUniverse, Inc.                                              8,800
                                                    39,900   + EarthLink, Inc.                                            399,000
                                                     4,900   + FindWhat.com                                                91,875
                                                     7,500   + InfoSpace, Inc.                                            172,875
                                                     2,200   + Lifeline Systems, Inc.                                      41,800
                                                    17,074   + Midway Games Inc.                                           66,247
                                                    16,100   + NIC Inc.                                                   129,283
                                                     3,800   + NetFlix Inc.                                               207,822
                                                     5,382   + Register.com, Inc.                                          28,256
                                                     5,900   + Sohu.com Inc.                                              177,059
                                                    13,625   + THQ Inc.                                                   230,399
                                                    14,014   + Take-Two Interactive Software, Inc.                        403,743
                                                    14,650   + United Online, Inc.                                        245,974
                                                     4,086   + Universal Electronics Inc.                                  52,056
                                                                                                                      -----------
                                                                                                                        3,113,570
            ------------------------------------------------------------------------------------------------------------------------
            Consumer Products--0.8%                 18,400   + American Greetings Corporation (Class A)                   402,408
                                                     5,329   + The Boyds Collection, Ltd.                                  22,648
                                                     1,612     CSS Industries, Inc.                                        49,988
                                                     7,500   + Jarden Corp.                                               205,050
                                                     8,173     Matthews International Corporation (Class A)               241,839
                                                     8,963     The Nautilus Group, Inc.                                   125,930
                                                    13,600     Oakley, Inc.                                               188,224
                                                     6,376   + Playtex Products, Inc.                                      49,286
                                                     4,000   + RC2 Corporation                                             83,000
                                                    10,391     The Topps Company, Inc.                                    106,612
                                                     7,598     The Toro Company                                           352,547
                                                    17,474     Tupperware Corporation                                     302,999
                                                     3,400   + USANA Health Sciences, Inc.                                104,040
                                                    10,983   + The Yankee Candle Company, Inc.                            300,165
                                                                                                                      -----------
                                                                                                                        2,534,736
            ------------------------------------------------------------------------------------------------------------------------
            Containers & Packaging--                53,869   + Crown Holdings, Inc.                                       488,053
            Metal & Glass--0.3%                      3,775     Greif Bros. Corporation (Class A)                          134,050
                                                     4,871   + Mobile Mini, Inc.                                           96,056
                                                     3,400   + Silgan Holdings Inc.                                       144,806
                                                                                                                      -----------
                                                                                                                          862,965
            ------------------------------------------------------------------------------------------------------------------------
            Containers & Packaging--                 6,020     Myers Industries, Inc.                                      72,962
            Paper & Plastic--0.0%
            ------------------------------------------------------------------------------------------------------------------------
            Copper--0.1%                            10,082   + Mueller Industries, Inc.                                   346,418
            ------------------------------------------------------------------------------------------------------------------------
            Cosmetics--0.1%                            772   + Del Laboratories, Inc.                                      19,294
                                                     5,993   + Elizabeth Arden, Inc.                                      119,381
                                                     2,000     Inter Parfums, Inc.                                         45,180
                                                    11,826     Nu Skin Enterprises, Inc. (Class A)                        202,106
                                                     6,560   + Revlon, Inc. (Class A)                                      14,694
                                                                                                                      -----------
                                                                                                                          400,655
            ------------------------------------------------------------------------------------------------------------------------
            Diversified Financial                    6,300   + Euronet Worldwide, Inc.                                    113,400
            Services--0.1%                           8,800   + Rewards Network Inc.                                        93,808
                                                     5,000   + U.S.I. Holdings Corporation                                 65,250
                                                                                                                      -----------
                                                                                                                          272,458


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           27

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Diversified Materials &                 12,060     Acuity Brands, Inc.                                    $   311,148
            Processing--0.5%                         6,516   + Armor Holdings, Inc.                                       171,436
                                                     4,657     Barnes Group Inc.                                          150,468
                                                     7,755     CLARCOR Inc.                                               341,995
                                                     6,662   + Hexcel Corporation                                          49,365
                                                    19,014     Olin Corporation                                           381,421
                                                     7,745     Tredegar Corporation                                       120,280
                                                     8,520     Valhi, Inc.                                                127,459
                                                                                                                      -----------
                                                                                                                        1,653,572
            ------------------------------------------------------------------------------------------------------------------------
            Diversified Production--0.1%            15,152     Thomas & Betts Corporation                                 346,829
            ------------------------------------------------------------------------------------------------------------------------
            Drug & Grocery Store                     7,179   + 7-Eleven, Inc.                                             115,223
            Chains--0.5%                               432     Arden Group, Inc. (Class A)                                 33,480
                                                    14,007     Casey's General Stores, Inc.                               247,364
                                                     6,528   + Duane Read Inc.                                            110,454
                                                     5,931   + The Great Atlantic & Pacific Tea Company, Inc.              49,820
                                                     4,664     Ingles Markets, Incorporated (Class A)                      47,899
                                                    10,783     Longs Drug Stores Corporation                              266,771
                                                     4,177     Nash-Finch Company                                          93,314
                                                    13,942   + Pathmark Stores, Inc.                                      105,959
                                                    12,069     Ruddick Corporation                                        216,035
                                                     2,629   + Smart & Final Inc.                                          26,500
                                                     3,400     Weis Markets, Inc.                                         123,420
                                                    10,029   + Wild Oats Markets, Inc.                                    129,675
                                                                                                                      -----------
                                                                                                                        1,565,914
            ------------------------------------------------------------------------------------------------------------------------
            Drugs & Pharmaceuticals--2.7%            4,400   + aaiPharma Inc.                                             110,528
                                                     4,400   + Able Laboratories, Inc.                                     79,508
                                                    15,300   + Adolor Corporation                                         306,306
                                                    19,600   + Alkermes, Inc.                                             264,600
                                                    11,225     Alpharma, Inc. (Class A)                                   225,622
                                                    13,424   + Aphton Corporation                                          80,544
                                                    13,000   + AtheroGenics, Inc.                                         194,350
                                                     7,400   + Atrix Laboratories, Inc.                                   177,896
                                                     2,600   + Bentley Pharmaceuticals, Inc.                               34,580
                                                    19,648   + BioMarin Pharmaceutical Inc.                               152,645
                                                    16,372   + Biopure Corporation                                         38,965
                                                     1,910   + Bone Care International, Inc.                               24,333
                                                     3,400   + Bradley Pharmaceuticals, Inc.                               86,462
                                                     5,272   + CIMA Labs Inc.                                             171,973
                                                    10,200   + CV Therapeutics, Inc.                                      149,532
                                                     5,700   + Chattem, Inc.                                              102,030
                                                     3,700   + CollaGenex Pharmaceuticals, Inc.                            41,477
                                                     9,104   + Columbia Laboratories, Inc.                                 57,355
                                                    11,802   + Connetics Corporation                                      214,324
                                                     4,100     D & K Healthcare Resources, Inc.                            55,596
                                                     1,100   + Dendreon Corporation                                         8,866
                                                    25,900   + Durect Corporation                                          66,822
                                                     6,315   + Enzo Biochem, Inc.                                         113,102
                                                    11,517   + Esperion Therapeutics, Inc.                                398,603
                                                     6,400   + First Horizon Pharmaceutical Corporation                    71,680
                                                    10,036   + Guilford Pharmaceuticals Inc.                               68,044
                                                     2,500   + Hi-Tech Pharmacal Co., Inc.                                 58,750
                                                     3,000   + Hollis-Eden Pharmaceuticals, Inc.                           33,030
                                                    11,524   + ILEX Oncology, Inc.                                        244,885
                                                    13,027   + ImmunoGen, Inc.                                             65,786
                                                     9,500   + Impax Laboratories, Inc.                                   136,705
                                                    11,888   + Indevus Pharmaceuticals, Inc.                               70,020
                                                     8,100   + Inspire Pharmaceuticals, Inc.                              114,696


28        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Drugs & Pharmaceuticals                 14,289   + Isis Pharmaceuticals, Inc.                             $    92,878
            (concluded)                              9,600   + K-V Pharmaceutical Company (Class A)                       244,800
                                                     5,866   + Kos Pharmaceuticals, Inc.                                  252,473
                                                    11,900   + La Jolla Pharmaceutical Company                             51,051
                                                     1,800   + Lannett Company, Inc.                                       30,258
                                                    18,016   + Ligand Pharmaceuticals Incorporated (Class B)              264,655
                                                    10,702   + MGI Pharma, Inc.                                           440,387
                                                    23,200   + Medarex, Inc.                                              144,536
                                                    14,227   + The Medicines Company                                      419,127
                                                    13,900   + Nektar Therapeutics                                        189,179
                                                     4,045   + NeoPharm, Inc.                                              74,104
                                                     6,463   + Neose Technologies, Inc.                                    59,460
                                                     7,831   + Noven Pharmaceuticals, Inc.                                119,110
                                                    10,000   + Onyx Pharmaceuticals, Inc.                                 282,300
                                                     7,800   + POZEN Inc.                                                  79,560
                                                    20,017   + PRAECIS Pharmaceuticals Incorporated                       128,909
                                                     4,800   + Pain Therapeutics, Inc.                                     33,360
                                                     6,400   + Penwest Pharmaceuticals Co.                                110,592
                                                    23,015     Perrigo Company                                            361,796
                                                    12,200   + Priority Healthcare Corporation (Class B)                  294,142
                                                     5,600   + Quidel Corporation                                          60,592
                                                    10,419   + Regeneron Pharmaceuticals, Inc.                            153,263
                                                        78   + Rigel Pharmaceuticals, Inc.                                  1,490
                                                     3,700   + SFBC International, Inc.                                    98,272
                                                     5,100   + Salix Pharmaceuticals, Ltd.                                115,617
                                                    11,900   + SciClone Pharmaceuticals, Inc.                              80,682
                                                    10,682   + SuperGen, Inc.                                             117,502
                                                    18,995   + Tularik Inc.                                               306,769
                                                     6,746   + United Therapeutics Corporation                            154,821
                                                     7,500   + VIVUS, Inc.                                                 28,425
                                                    26,800   + Vertex Pharmaceuticals Incorporated                        274,164
                                                                                                                      -----------
                                                                                                                        9,083,889
            ------------------------------------------------------------------------------------------------------------------------
            Education Services--0.3%                 4,602   + Bright Horizons Family Solutions, Inc.                     193,284
                                                    19,700   + DigitalThink, Inc.                                          55,357
                                                     2,830   + Learning Tree International, Inc.                           49,214
                                                     2,500   + The Princeton Review, Inc.                                  24,375
                                                     2,349   + Renaissance Learning, Inc.                                  56,564
                                                     3,692     Strayer Education, Inc.                                    401,800
                                                    12,028   + Sylvan Learning System, Inc.                               346,286
                                                                                                                      -----------
                                                                                                                        1,126,880
            ------------------------------------------------------------------------------------------------------------------------
            Electrical & Electronics--0.4%          11,286   + Benchmark Electronics, Inc.                                392,866
                                                     6,400   + InVision Technologies, Inc.                                214,848
                                                     3,200   + OSI Systems, Inc.                                           61,472
                                                     6,700   + Pemstar Inc.                                                22,043
                                                    12,261   + Plexus Corporation                                         210,521
                                                     8,032   + Power Integrations, Inc.                                   268,751
                                                     5,300   + TTM Technologies, Inc.                                      89,464
                                                     4,607   + Universal Display Corporation                               62,978
                                                                                                                      -----------
                                                                                                                        1,322,943
            ------------------------------------------------------------------------------------------------------------------------
            Electrical Equipment &                   6,981     A.O. Smith Corporation                                     244,684
            Components--0.7%                         8,371     Baldor Electric Company                                    191,277
                                                    10,508     CTS Corporation                                            120,842
                                                    12,884   + Cable Design Technology                                    115,827
                                                     7,818     Cohu, Inc.                                                 149,715
                                                     1,830     Franklin Electric Co., Inc.                                110,697
                                                    16,390   + General Cable Corporation                                  133,578


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           29

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Electrical Equipment &                   3,673   + The Genlyte Group Incorporated                         $   214,430
            Components                               8,960   + Littelfuse Inc.                                            258,227
            (concluded)                              7,800   + MKS Instruments, Inc.                                      226,200
                                                     2,031   + Powell Industries, Inc.                                     38,894
                                                    19,400   + Power-One, Inc.                                            210,102
                                                     4,900   + Sonic Solutions                                             74,970
                                                    11,761   + Technitrol, Inc.                                           243,923
                                                     4,079   + Triumph Group, Inc.                                        148,476
                                                                                                                      -----------
                                                                                                                        2,481,842
            ------------------------------------------------------------------------------------------------------------------------
            Electrical--Household                    5,996     Applica Incorporated                                        45,570
            Appliance--0.0%                          2,900   + Emerson Radio Corp.                                         10,904
                                                     1,350     National Presto Industries, Inc.                            48,803
                                                     1,500   + REX Stores Corporation                                      21,240
                                                                                                                      -----------
                                                                                                                          126,517
            ------------------------------------------------------------------------------------------------------------------------
            Electronics--0.8%                        3,986   + II-VI Incorporated                                         102,839
                                                    23,812   + Aeroflex Incorporated                                      278,362
                                                     9,863     Agilysys, Inc.                                             109,972
                                                    10,094   + Avid Technology, Inc.                                      484,512
                                                     2,532     BEI Technologies, Inc.                                      50,640
                                                     5,299   + Daktronics, Inc.                                           133,323
                                                     3,600   + Drexler Technology Corporation                              49,212
                                                     4,100   + EMS Technologies, Inc.                                      84,214
                                                    11,266   + FLIR Systems, Inc.                                         411,209
                                                    21,500   + Kopin Corporation                                          144,265
                                                    30,279   + MRV Communications, Inc.                                   113,849
                                                     2,400   + Manufacturers' Services Limited                             14,592
                                                    10,380     Methode Electronics                                        126,947
                                                     5,349     Park Electrochemical Corp.                                 141,695
                                                     7,058   + Read-Rite Corporation                                           35
                                                     3,304   + Research Frontiers Incorporated                             30,694
                                                     4,400     Richardson Electronics, Ltd.                                54,076
                                                    18,000   + Semtech Corporation                                        409,140
                                                     1,967   + Supertex, Inc.                                              37,570
                                                                                                                      -----------
                                                                                                                        2,777,146
            ------------------------------------------------------------------------------------------------------------------------
            Electronics--Instruments Gauges &        7,682   + Itron, Inc.                                                141,042
            Meters--0.1%                             2,701     Keithley Instruments, Inc.                                  49,428
                                                     2,700   + Metrologic Instruments, Inc.                                72,900
                                                     6,095   + Zygo Corporation                                           100,507
                                                                                                                      -----------
                                                                                                                          363,877
            ------------------------------------------------------------------------------------------------------------------------
            Electronics--Medical                     1,100   + Aspect Medical Systems, Inc.                                12,551
            Systems--0.6%                            5,387   + Bruker BioSciences Corporation                              24,511
                                                     9,300   + CTI Molecular Imaging, Inc.                                157,263
                                                     3,600   + Candela Corporation                                         65,448
                                                     9,632   + CardioDynamics International Corporation                    57,503
                                                     3,470     Datascope Corp.                                            124,399
                                                     5,200   + EPIX Medical, Inc.                                          84,656
                                                     9,300   + eResearch Technology, Inc.                                 236,406
                                                     5,472   + Haemonetics Corporation                                    130,726
                                                     9,000   + Hologic, Inc.                                              155,970
                                                     3,100   + I-STAT Corporation                                          47,430
                                                    11,681   + Intuitive Surgical, Inc.                                   199,628
                                                     4,451   + Luminex Corporation                                         41,750
                                                     6,088   + Possis Medical, Inc.                                       120,238


30        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Electronics--Medical                     1,500   + Quality Systems, Inc.                                  $    66,885
            Systems (concluded)                      6,832   + TriPath Imaging, Inc.                                       53,290
                                                    11,486   + VISX, Incorporated                                         265,901
                                                     3,061   + Zoll Medical Corporation                                   108,604
                                                                                                                      -----------
                                                                                                                        1,953,159
            ------------------------------------------------------------------------------------------------------------------------
            Electronics--Semiconductors/             6,916   + Actel Corp.                                                166,676
            Components--2.2%                         9,241   + Alliance Semiconductor Corporation                          65,704
                                                     6,600   + Artisan Components, Inc.                                   135,300
                                                    10,300   + CEVA, Inc.                                                 107,120
                                                    14,151   + ChipPAC, Inc.                                              107,406
                                                    21,100   + Cirrus Logic, Inc.                                         161,837
                                                    89,000   + Conexant Systems, Inc.                                     442,330
                                                     9,683   + DSP Group, Inc.                                            241,204
                                                     3,150   + Diodes Incorporated                                         59,850
                                                    11,029   + ESS Technology, Inc.                                       187,603
                                                    14,327   + Exar Corporation                                           244,705
                                                     1,973   + Excel Technology, Inc.                                      64,833
                                                    11,000   + Genesis Microchip Incorporated                             198,440
                                                    47,916   + GlobespanVirata, Inc.                                      281,746
                                                     8,738   + Integrated Silicon Solution, Inc.                          136,924
                                                     3,593   + IXYS Corporation                                            33,595
                                                    35,200   + Lattice Semiconductor Corporation                          340,736
                                                    16,700   + Micrel, Inc.                                               260,186
                                                     9,245   + Microsemi Corporation                                      227,242
                                                    27,300   + Mindspeed Technologies Inc.                                187,005
                                                     5,300   + Monolithic System Technology, Inc.                          45,315
                                                    12,100   + ON Semiconductor Corporation                                78,045
                                                     7,400   + OmniVision Technologies, Inc.                              408,850
                                                     4,993   + Pericom Semiconductor Corporation                           53,225
                                                    10,864   + Pixelworks, Inc.                                           119,939
                                                     5,329   + Planar Systems Inc.                                        129,601
                                                    60,300   + RF Micro Devices, Inc.                                     606,015
                                                     4,088   + SBS Technologies, Inc.                                      60,134
                                                     7,561   + SIPEX Corporation                                           58,295
                                                    21,476   + Silicon Image, Inc.                                        155,271
                                                    24,458   + Silicon Storage Technology, Inc.                           269,038
                                                     1,800   + Siliconix Incorporated                                      82,260
                                                    49,833   + Skyworks Solutions, Inc.                                   433,547
                                                    24,600   + Superconductor Technologies Inc.                           137,268
                                                     5,356   + Three-Five Systems, Inc.                                    28,065
                                                    32,100   + Transmeta Corporation                                      109,140
                                                    41,236   + TriQuint Semiconductor, Inc.                               291,539
                                                     2,700   + Virage Logic Corporation                                    27,459
                                                    63,800   + Vitesse Semiconductor Corporation                          374,506
                                                     8,700   + White Electronic Designs Corporation                        76,560
                                                     6,634   + Xicor, Inc.                                                 75,230
                                                                                                                      -----------
                                                                                                                        7,269,744
            ------------------------------------------------------------------------------------------------------------------------
            Electronics--Technology--0.9%           13,923   + Checkpoint Systems, Inc.                                   263,284
                                                     9,180   + Coherent, Inc.                                             218,484
                                                     4,652     Cubic Corporation                                          106,996
                                                     8,774   + DRS Technologies, Inc.                                     243,742
                                                     5,626     EDO Corporation                                            138,681
                                                     4,700   + Gerber Scientific, Inc.                                     37,412
                                                     5,100   + Herley Industries, Inc.                                    105,570
                                                    26,930   + Identix Incorporated                                       119,838
                                                     5,656   + Intermagnetics General Corporation                         125,337


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           31

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Electronics--Technology                 28,100   + Kemet Corp.                                            $   384,689
            (concluded)                              3,400   + ScanSource, Inc.                                           155,108
                                                       600     Sypris Solutions, Inc.                                      10,086
                                                    26,300   + The Titan Corporation                                      573,603
                                                    10,804   + Trimble Navigation Limited                                 402,341
                                                                                                                      -----------
                                                                                                                        2,885,171
            ------------------------------------------------------------------------------------------------------------------------
            Energy--0.0%                             4,517     Pacific Gulf Resources                                         226
            ------------------------------------------------------------------------------------------------------------------------
            Energy Equipment--0.0%                   8,500   + Global Power Equipment Group Inc.                           56,780
                                                    10,900   + Plug Power Inc.                                             79,025
                                                                                                                      -----------
                                                                                                                          135,805
            ------------------------------------------------------------------------------------------------------------------------
`           Energy--Miscellaneous--0.3%              9,726   + FuelCell Energy, Inc.                                      126,438
                                                     2,800     Holly Corporation                                           77,000
                                                    11,100   + KFx Inc.                                                    83,805
                                                     6,600   + Matrix Service Company                                     119,790
                                                     2,279     Penn Virginia Corporation                                  126,826
                                                     6,991   + TETRA Technologies, Inc.                                   169,462
                                                    18,665   + Tesoro Petroleum Corporation                               271,949
                                                     7,297   + Veritas DGC Inc.                                            76,473
                                                                                                                      -----------
                                                                                                                        1,051,743
            ------------------------------------------------------------------------------------------------------------------------
            Engineering & Contracting               14,602   + Dycom Industries, Inc.                                     391,626
            Services--0.2%                           7,297   + Integrated Electrical Services, Inc.                        67,497
                                                    20,700   + Quanta Services, Inc.                                      151,110
                                                     4,877   + URS Corporation                                            121,974
                                                                                                                      -----------
                                                                                                                          732,207
            ------------------------------------------------------------------------------------------------------------------------
            Entertainment--0.4%                      9,600   + AMC Entertainment Inc.                                     146,016
                                                    15,600   + Alliance Gaming Corporation                                384,540
                                                     6,957   + Boca Resorts, Inc. (Class A)                               104,077
                                                       300   + Carmike Cinemas, Inc.                                       10,455
                                                     4,340     Dover Motorsports, Inc.                                     15,190
                                                     4,755   + Gaylord Entertainment Company                              141,937
                                                    18,707   + Hollywood Entertainment Corporation                        257,221
                                                     3,272   + LodgeNet Entertainment Corporation                          59,812
                                                     7,415     Movie Gallery, Inc.                                        138,512
                                                     3,355     Speedway Motorsports, Inc.                                  97,027
                                                                                                                      -----------
                                                                                                                        1,354,787
            ------------------------------------------------------------------------------------------------------------------------
            Fertilizers--0.1%                       38,300     IMC Global Inc.                                            380,319
            ------------------------------------------------------------------------------------------------------------------------
            Finance Companies--0.1%                  3,700   + Accredited Home Lenders Holding Company                    113,220
                                                     2,849   + Credit Acceptance Corporation                               43,590
                                                     8,200   + Saxon Capital, Inc.                                        171,790
                                                     2,500   + United PanAm Financial Corp.                                41,775
                                                     5,700   + World Acceptance Corporation                               113,487
                                                                                                                      -----------
                                                                                                                          483,862


32        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Financial Data Processing               10,300   + Advent Software, Inc.                                  $   179,529
            Services & Systems--0.7%                 3,906   + CCC Information Services Group Inc.                         66,011
                                                     6,189   + CompuCredit Corporation                                    131,702
                                                    10,330   + Digital Insight Corporation                                257,217
                                                    20,100   + E-LOAN, Inc.                                                59,898
                                                    16,388   + eFunds Corporation                                         284,332
                                                     7,423   + eSPEED, Inc. (Class A)                                     173,772
                                                     8,000   + Hypercom Corporation                                        38,080
                                                    10,400   + InteliData Technologies Corporation                         17,160
                                                     6,743   + The InterCept Group, Inc.                                   76,128
                                                     2,200   + iPayment Holdings, Inc.                                     74,800
                                                     8,582     John H. Harland Company                                    234,289
                                                     9,249   + Kronos, Inc.                                               366,353
                                                    10,264     NDCHealth Corporation                                      262,964
                                                     1,100   + National Processing, Inc.                                   25,905
                                                    15,013   + PRG-Schultz International, Inc.                             73,564
                                                     6,240   + Portal Software, Inc.                                       41,995
                                                     6,300   + Tradestation Group Inc.                                     55,818
                                                                                                                      -----------
                                                                                                                        2,419,517
            ------------------------------------------------------------------------------------------------------------------------
            Financial Information                    1,100   + Bankrate, Inc.                                              13,618
            Services--0.1%                          32,400   + HomeStore.com, Inc.                                        153,252
                                                    30,022   + S1 Corporation                                             241,677
                                                     5,700   + TheStreet.com, Inc.                                         23,484
                                                       400     Value Line, Inc.                                            19,960
                                                                                                                      -----------
                                                                                                                          451,991
            ------------------------------------------------------------------------------------------------------------------------
            Financial Miscellaneous--0.7%            6,400     Advanta Corp. (Class B)                                     81,408
                                                     4,559     BARRA, Inc.                                                161,799
                                                    10,319     Cash America International, Inc.                           218,556
                                                     6,207   + DVI, Inc.                                                      248
                                                       300   + The Enstar Group, Inc.                                      14,115
                                                     2,400   + Federal Agricultural Mortgage Corporation                   76,704
                                                     3,867   + Financial Federal Corporation                              118,137
                                                     6,599     LandAmerica Financial Group, Inc.                          344,864
                                                     1,700     Medallion Financial Corp.                                   16,133
                                                    10,300   + Metris Companies Inc.                                       45,732
                                                     9,750     New Century Financial Corporation                          386,783
                                                     4,800   + Portfolio Recovery Associates, Inc.                        127,440
                                                     1,000     Sanders Morris Harris Group Inc.                            12,400
                                                    14,336   + Sotheby's Holdings, Inc. (Class A)                         195,830
                                                     3,010     Sterling Bancorp                                            85,785
                                                     6,222     Stewart Information Services Corporation                   252,302
                                                     2,376   + Triad Guaranty Inc.                                        119,632
                                                     3,347   + WFS Financial Inc.                                         142,114
                                                     2,291     WSFS Financial Corporation                                 102,751
                                                                                                                      -----------
                                                                                                                        2,502,733
            ------------------------------------------------------------------------------------------------------------------------
            Foods--0.9%                              5,634   + American Italian Pasta Company (Class A)                   236,065
                                                       300   + Aurora Food Inc.                                                 2
                                                    14,800   + Chiquita Brands International, Inc.                        333,444
                                                     9,956     Flowers Foods, Inc.                                        256,865
                                                     8,157   + Hain Celestial Group, Inc.                                 189,324
                                                     2,800   + Horizon Organic Holding Corporation                         67,060
                                                     8,344   + International Multifoods                                   150,192
                                                    13,228     Interstate Bakeries Corporation                            188,234
                                                     1,900   + J & J Snack Foods Corp.                                     71,744
                                                     2,500   + John B. Sanfilippo & Son, Inc.                             127,600
                                                     9,900     Lance, Inc.                                                148,797
                                                     5,300   + M&F Worldwide Corp.                                         70,808
                                                     1,063   + Maui Land & Pineapple Company, Inc.                         36,759
                                                    16,714   + NBTY Inc.                                                  448,938
                                                     2,700     Natures Sunshine Products, Inc.                             22,815


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           33

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Foods (concluded)                          300   + The Penn Traffic Company                               $         9
                                                     3,069     Pilgrim's Pride Corporation                                 50,117
                                                     8,895   + Ralcorp Holdings, Inc.                                     278,947
                                                     1,787     Riviana Foods Inc.                                          48,946
                                                     1,600     Sanderson Farms, Inc.                                       64,480
                                                        12     Seaboard Corporation                                         3,384
                                                    14,557     Sensient Technologies Corporation                          287,792
                                                                                                                      -----------
                                                                                                                        3,082,322
            ------------------------------------------------------------------------------------------------------------------------
            Forest Products--0.5%                    3,109     Deltic Timber Corporation                                   94,514
                                                    15,821     Longview Fibre Company                                     195,389
                                                    37,109   + Louisiana-Pacific Corporation                              663,509
                                                     6,844     Pope & Talbot, Inc.                                        120,523
                                                     9,497     Potlatch Corporation                                       330,211
                                                     7,734     Universal Forest Products, Inc.                            248,880
                                                                                                                      -----------
                                                                                                                        1,653,026
            ------------------------------------------------------------------------------------------------------------------------
            Forms & Bulk Printing                    3,500     Ennis Business Forms, Inc.                                  53,550
            Services--0.1%                           2,707     New England Business Services, Inc.                         79,857
                                                     3,945     The Standard Register Company                               66,394
                                                                                                                      -----------
                                                                                                                          199,801
            ------------------------------------------------------------------------------------------------------------------------
            Funeral Parlors &                        9,900   + Alderwoods Group, Inc.                                      93,258
            Cemeteries--0.1%                        27,024   + Stewart Enterprises, Inc. (Class A)                        153,496
                                                                                                                      -----------
                                                                                                                          246,754
            ------------------------------------------------------------------------------------------------------------------------
            Glass--0.0%                              8,700     Apogee Enterprises, Inc.                                    98,745
            ------------------------------------------------------------------------------------------------------------------------
            Gold--0.2%                              71,100   + Coeur d'Alene Mines Corporation                            410,958
                                                     6,600     Royal Gold, Inc.                                           138,138
                                                                                                                      -----------
                                                                                                                          549,096
            ------------------------------------------------------------------------------------------------------------------------
            Health Care Facilities--0.5%             9,300   + American Healthways, Inc.                                  221,991
                                                    30,826   + Beverly Enterprises, Inc.                                  264,795
                                                     4,400   + Genesis HealthCare Corporation                             100,232
                                                     4,200   + Kindred Healthcare, Inc.                                   218,316
                                                    12,900   + LifePoint Hospitals, Inc.                                  379,905
                                                     2,000   + National Healthcare Corporation                             39,800
                                                     1,824   + Specialty Laboratories, Inc.                                30,625
                                                     6,237   + Sunrise Assisted Living, Inc.                              241,621
                                                     6,400   + United Surgical Partners International, Inc.               214,272
                                                                                                                      -----------
                                                                                                                        1,711,557
            ------------------------------------------------------------------------------------------------------------------------
            Health Care Management                   8,400   + AMERIGROUP Corporation                                     358,260
            Services--1.0%                           7,641   + Allscripts Healthcare Solutions, Inc.                       40,650
                                                     2,600   + American Medical Security Group, Inc.                       58,292
                                                     6,400   + AmSurg Corp.                                               242,496
                                                     7,700   + Centene Corporation                                        215,677
                                                     9,600   + Cerner Corporation                                         363,360
                                                     3,100     Computer Programs and Systems, Inc.                         62,372
                                                     1,257   + CorVel Corporation                                          47,263
                                                    12,831   + Eclipsys Corporation                                       149,353
                                                    14,497     Hooper Holmes, Inc.                                         89,591
                                                     2,500   + IMPAC Medical Systems, Inc.                                 63,900
                                                     8,500   + MIM Corporation                                             59,755
                                                     2,196   + MedQuist Inc.                                               35,268
                                                     3,000   + Omnicell, Inc.                                              48,600
                                                    13,200   + Orthodontic Centers of America, Inc.                       106,260
                                                     7,100   + Pediatrix Medical Group, Inc.                              391,139
                                                     9,998   + Per-Se Technologies, Inc.                                  152,569
                                                    18,200     Select Medical Corporation                                 296,296
                                                     6,726   + Sierra Health Services, Inc.                               184,629
                                                    22,623   + US Oncology, Inc.                                          243,423


34        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Health Care Management                   3,400   + Vital Images, Inc.                                     $    60,656
            Services (concluded)                    11,800   + VitalWorks Inc.                                             52,156
                                                                                                                      -----------
                                                                                                                        3,321,965
            ------------------------------------------------------------------------------------------------------------------------
            Health Care Services--0.6%              15,900   + Accredo Health, Incorporated                               502,599
                                                     2,400   + Alliance Imaging, Inc.                                       8,880
                                                     5,100   + CHRONIMED Inc.                                              43,248
                                                     1,752   + Dynacq Healthcare, Inc.                                     13,455
                                                     9,590   + Gentiva Health Services, Inc.                              121,218
                                                     4,600     Healthcare Services Group, Inc.                             88,734
                                                     5,127   + IDX Systems Corporation                                    137,506
                                                    10,700   + Inveresk Research Group, Inc.                              264,611
                                                     4,100   + LabOne, Inc.                                               133,127
                                                     3,600   + Matria Healthcare, Inc.                                     76,068
                                                    10,900   + Odyssey Healthcare, Inc.                                   318,934
                                                    13,636   + Province Healthcare Company                                218,176
                                                     4,100   + VistaCare, Inc. (Class A)                                  144,115
                                                                                                                      -----------
                                                                                                                        2,070,671
            ------------------------------------------------------------------------------------------------------------------------
            Homebuilding--0.5%                       4,517     Beazer Homes USA, Inc.                                     441,130
                                                     1,900   + Dominion Homes, Inc.                                        57,627
                                                     4,100     M/I Schottenstein Homes, Inc.                              160,105
                                                     2,300   + Meritage Corporation                                       152,513
                                                     1,300   + Orleans Homebuilders, Inc.                                  36,829
                                                    11,030     Standard Pacific Corp.                                     535,507
                                                     3,100   + Technical Olympic USA, Inc.                                 85,343
                                                     1,800   + William Lyon Homes, Inc.                                   112,986
                                                                                                                      -----------
                                                                                                                        1,582,040
            ------------------------------------------------------------------------------------------------------------------------
            Hotel/Motel--0.2%                        5,979     Choice Hotels International, Inc.                          210,760
                                                    23,200     Extended Stay America, Inc.                                335,936
                                                     5,179     Marcus Corporation                                          84,936
                                                    13,090   + Prime Hospitality Corp.                                    133,518
                                                                                                                      -----------
                                                                                                                          765,150
            ------------------------------------------------------------------------------------------------------------------------
            Household Furnishings--0.3%              1,600     American Woodmark Corporation                               88,080
                                                     2,400     Bassett Furniture Industries, Incorporated                  39,600
                                                    10,300   + The Bombay Company, Inc.                                    83,842
                                                     2,300   + Department 56, Inc.                                         30,130
                                                     4,736     Haverty Furniture Companies, Inc.                           94,057
                                                       300     Hooker Furniture Corporation                                12,240
                                                     2,300   + Kirkland's, Inc.                                            40,618
                                                     4,588     Libbey, Inc.                                               130,666
                                                     8,300     Oneida Ltd.                                                 48,887
                                                     7,500   + Select Comfort Corporation                                 185,700
                                                     3,200     Stanley Furniture Company, Inc.                            100,800
                                                                                                                      -----------
                                                                                                                          854,620
            ------------------------------------------------------------------------------------------------------------------------
            Identification Control &                 6,112   + Advanced Energy Industries, Inc.                           159,218
            Filter Devices--0.9%                    11,367   + Artesyn Technologies, Inc.                                  96,847
                                                    16,141   + Asyst Technologies, Inc.                                   280,046
                                                     6,394     C&D Technologies, Inc.                                     122,573
                                                     4,631   + CUNO Incorporated                                          208,534
                                                     4,566   + ESCO Technologies Inc.                                     199,306
                                                    15,100   + Flowserve Corporation                                      315,288
                                                     1,400     The Gorman-Rupp Company                                     36,960
                                                     9,681     IDEX Corporation                                           402,633
                                                     1,842     Mine Safety Appliances Company                             146,457
                                                    11,182   + Paxar Corporation                                          149,839
                                                     3,212     Robbins & Myers, Inc.                                       60,996
                                                     8,621     Roper Industries, Inc.                                     424,670


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           35

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Identification Control &                 8,127   + Veeco Instruments Inc.                                 $   229,181
            Filter Devices                           5,796   + Vicor Corporation                                           66,132
            (concluded)                              4,336     Watts Industries, Inc. (Class A)                            96,259
                                                     6,117     X-Rite, Incorporated                                        69,244
                                                                                                                      -----------
                                                                                                                        3,064,183
            ------------------------------------------------------------------------------------------------------------------------
            Insurance--Life--0.5%                   13,500     AmerUs Group Co.                                           472,095
                                                     6,586   + Citizens, Inc.                                              62,105
                                                     7,170     Delphi Financial Group, Inc. (Class A)                     258,120
                                                     3,800     Financial Industries Corporation                            53,580
                                                     4,480     Great American Financial Resources, Inc.                    72,666
                                                     1,142     Kansas City Life Insurance Company                          54,234
                                                       662   + National Western Life Insurance Company (Class A)          102,511
                                                    32,400     The Phoenix Companies, Inc.                                390,096
                                                     7,293     Presidential Life Corporation                               95,976
                                                    10,100   + Universal American Financial Corp.                         100,091
                                                                                                                      -----------
                                                                                                                        1,661,474
            ------------------------------------------------------------------------------------------------------------------------
            Insurance--Multiline--0.5%              10,240     Alfa Corporation                                           131,686
                                                    16,000   + Allmerica Financial Corporation                            492,320
                                                     3,086   + CNA Surety Corporation                                      29,348
                                                     6,309     Crawford & Company (Class B)                                44,542
                                                       100     EMC Insurance Group, Inc.                                    2,114
                                                     2,425     FBL Financial Group, Inc. (Class A)                         62,565
                                                     4,400   + HealthExtras, Inc.                                          58,960
                                                     9,206     Hilb, Rogal and Hamilton Company                           295,236
                                                    17,868     Horace Mann Educators Corporation                          249,616
                                                     1,000     Independence Holding Company                                23,750
                                                     3,297   + PICO Holdings, Inc.                                         51,664
                                                     4,700     Penn-America Group, Inc.                                    62,369
                                                    11,339   + UICI                                                       150,582
                                                     4,437     Zenith National Insurance Corp.                            144,424
                                                                                                                      -----------
                                                                                                                        1,799,176
            ------------------------------------------------------------------------------------------------------------------------
            Insurance--Property                      7,200     21st Century Insurance Group                                99,000
            Casualty--0.9%                           4,471   + American Physicians Capital, Inc.                           82,266
                                                    11,666   + Argonaut Group, Inc.                                       181,290
                                                     2,432     Baldwin & Lyons, Inc. (Class B)                             68,242
                                                     6,845     The Commerce Group, Inc.                                   270,377
                                                     4,500     Donegal Group Inc. (Class A)                                99,090
                                                    20,961     Fremont General Corporation                                354,451
                                                     9,462     Harleysville Group Inc.                                    188,199
                                                     4,900     Infinity Property & Casualty Corporation                   161,945
                                                     1,858     The Midland Company                                         43,886
                                                     1,400     NYMAGIC, Inc.                                               38,388
                                                     1,100   + The Navigators Group, Inc.                                  33,957
                                                    19,815   + Ohio Casualty Corporation                                  343,988
                                                    13,606     PMA Capital Corporation (Class A)                           69,663
                                                     4,956   + Philadelphia Consolidated Holding Corp.                    242,001
                                                     7,123   + ProAssurance Corporation                                   229,004
                                                     4,954     RLI Corp.                                                  185,577
                                                     1,300     Safety Insurance Group, Inc.                                22,243
                                                     9,711     Selective Insurance Group, Inc.                            314,248
                                                     2,812     State Auto Financial Corporation                            65,773
                                                     1,500     United Fire & Casualty Company                              60,540
                                                                                                                      -----------
                                                                                                                        3,154,128
            ------------------------------------------------------------------------------------------------------------------------
            Investment Management                    7,700   + Affiliated Managers Group, Inc.                            535,843
            Companies--0.3%                          2,796     Gabelli Asset Management Inc. (Class A)                    111,281
                                                     5,100     Gladstone Capital Corporation                              113,985
                                                     7,300     MCG Capital Corporation                                    142,350
                                                                                                                      -----------
                                                                                                                          903,459


36        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Jewelry--Watches &                       7,655   + Fossil, Inc.                                             $ 214,417
            Gemstones--0.1%                          9,800     Friedman's Inc. (Class A)                                   65,758
                                                     1,800     Movado Group, Inc.                                          50,814
                                                                                                                      -----------
                                                                                                                          330,989
            ------------------------------------------------------------------------------------------------------------------------
            Leisure Time--0.5%                       6,000     Action Performance Companies, Inc.                         117,600
                                                     9,341   + Bally Total Fitness Holding Corporation                     65,387
                                                    19,400     Callaway Golf Company                                      326,890
                                                     8,300   + K2 Inc.                                                    126,243
                                                    12,278   + Penn National Gaming, Inc.                                 283,376
                                                    10,409   + SCP Pool Corporation                                       340,166
                                                    28,500   + Six Flags, Inc.                                            214,320
                                                     2,600   + Steinway Musical Instruments, Inc.                          64,220
                                                     6,578     Sturm, Ruger & Company, Inc.                                74,792
                                                     7,656   + Vail Resorts, Inc.                                         130,152
                                                     2,900   + West Marine, Inc.                                           80,649
                                                                                                                      -----------
                                                                                                                        1,823,795
            ------------------------------------------------------------------------------------------------------------------------
            Machine Tools--0.1%                      9,392     Lincoln Electric Holdings, Inc.                            232,358
            ------------------------------------------------------------------------------------------------------------------------
            Machinery & Engineering--0.0%            6,707     Applied Industrial Technologies, Inc.                      160,029
            ------------------------------------------------------------------------------------------------------------------------
            Machinery--Agricultural--0.0%              500     Alamo Group Inc.                                             7,630
                                                     3,613     Lindsay Manufacturing Co.                                   91,228
                                                                                                                      -----------
                                                                                                                           98,858
            ------------------------------------------------------------------------------------------------------------------------
            Machinery--Construction &                4,717   + Astec Industries, Inc.                                      57,878
            Handling--0.3%                           9,511     The Manitowoc Co., Inc.                                    296,743
                                                     1,387     NACCO Industries, Inc. (Class A)                           124,109
                                                     9,424     Stewart & Stevenson Services, Inc.                         132,407
                                                    13,343   + Terex Corporation                                          380,009
                                                                                                                      -----------
                                                                                                                          991,146
            ------------------------------------------------------------------------------------------------------------------------
            Machinery--Engines--0.1%                 7,459     Briggs & Stratton Corporation                              502,737
            ------------------------------------------------------------------------------------------------------------------------
            Machinery--Industrial/                   7,800   + Actuant Corporation (Class A)                              282,360
            Specialty--0.8%                          4,300   + EnPro Industries, Inc.                                      59,985
                                                     8,957   + Gardner Denver Inc.                                        213,804
                                                    16,900     Joy Global Inc.                                            441,935
                                                     2,770   + Kadant Inc.                                                 59,970
                                                    11,503     Kennametal Inc.                                            457,244
                                                    10,672     Milacron Inc.                                               44,502
                                                     9,210     Nordson Corporation                                        318,021
                                                     5,928     Tecumseh Products Company (Class A)                        287,093
                                                     2,637     Tennant Company                                            114,182
                                                     2,999     Thomas Industries Inc.                                     103,945
                                                     2,793     Woodward Governor Company                                  158,726
                                                                                                                      -----------
                                                                                                                        2,541,767
            ------------------------------------------------------------------------------------------------------------------------
            Machinery--Oil Well Equipment &          4,068     CARBO Ceramics Inc.                                        208,485
            Service--0.7%                           12,837   + Cal Dive International, Inc.                               309,500
                                                     1,688   + Dril-Quip, Inc.                                             27,514
                                                    24,300   + Global Industries, Ltd.                                    125,145
                                                     4,217   + Gulf Island Fabrication, Inc.                               71,816
                                                    14,300   + Hanover Compressor Company                                 159,445
                                                    10,685   + Horizon Offshore, Inc.                                      47,014
                                                     4,300   + Hydril Company                                             102,899
                                                    13,646   + Input/Output, Inc.                                          61,543
                                                     2,600     Lufkin Industries, Inc.                                     74,854
                                                    22,420   + Newpark Resources, Inc.                                    107,392
                                                     7,004   + Oceaneering International, Inc.                            196,112
                                                     5,700   + Oil States International, Inc.                              79,458
                                                    29,181   + Parker Drilling Company                                     74,412
                                                     3,200     RPC, Inc.                                                   35,168
                                                     5,208   + SEACOR SMIT Inc.                                           218,892


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           37

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Machinery--Oil Well Equipment &         12,305   + Superior Energy Services, Inc.                           $ 115,667
            Service (concluded)                      4,726   + Universal Compression Holdings, Inc.                       123,632
                                                    10,457   + W-H Energy Services, Inc.                                  169,403
                                                                                                                      -----------
                                                                                                                        2,308,351
            ------------------------------------------------------------------------------------------------------------------------
            Machinery--Specialty--0.3%               4,200   + Applied Films Corporation                                  138,684
                                                     1,900     Cascade Corporation                                         42,370
                                                     6,225     Engineered Support Systems, Inc.                           342,748
                                                     9,461     Helix Technology Corporation                               194,707
                                                    12,498     JLG Industries, Inc.                                       190,345
                                                     3,441   + Semitool, Inc.                                              36,891
                                                                                                                      -----------
                                                                                                                          945,745
            ------------------------------------------------------------------------------------------------------------------------
            Manufactured Housing--0.1%              16,227   + Champion Enterprises, Inc.                                 113,589
                                                     4,105   + Palm Harbor Homes, Inc.                                     73,356
                                                     1,501     Skyline Corporation                                         52,340
                                                                                                                      -----------
                                                                                                                          239,285
            ------------------------------------------------------------------------------------------------------------------------
            Manufacturing--0.2%                     17,359     Federal Signal Corporation                                 304,130
                                                    12,064   + Rayovac Corporation                                        252,741
                                                     3,331     Standex International Corporation                           93,268
                                                                                                                      -----------
                                                                                                                          650,139
            ------------------------------------------------------------------------------------------------------------------------
            Medical & Dental Instruments &           4,000   + ALARIS Medical, Inc.                                        60,840
            Supplies--3.3%                           8,200   + Advanced Medical Optics, Inc.                              161,130
                                                     7,550   + Advanced Neuromodulation Systems, Inc.                     347,149
                                                    13,300   + Align Technology, Inc.                                     219,716
                                                     6,500   + American Medical Systems Holdings, Inc.                    141,700
                                                     6,008     Arrow International, Inc.                                  150,080
                                                     6,600   + BioLase Technology, Inc.                                   109,560
                                                     4,049   + Biosite Diagnostics Incorporated                           117,219
                                                    12,028   + CONMED Corporation                                         286,266
                                                       900   + Cantel Medical Corp.                                        14,571
                                                    16,200   + Cardiac Science, Inc.                                       64,638
                                                    10,900   + Cepheid, Inc.                                              104,422
                                                     5,825   + Cerus Corporation                                           26,445
                                                     2,900   + Cholestech Corporation                                      22,127
                                                     2,713   + Closure Medical Corporation                                 92,052
                                                     6,800   + Conceptus, Inc.                                             72,216
                                                     9,384   + Cooper Companies, Inc.                                     442,268
                                                     6,028   + CryoLife, Inc.                                              34,842
                                                     7,069   + Cyberonics, Inc.                                           226,279
                                                    37,600   + Cytyc Corporation                                          517,376
                                                     1,500   + DJ Orthopedics Incorporated                                 40,200
                                                    14,700   + Dade Behring Holdings Inc.                                 525,378
                                                     6,400     Diagnostic Products Corporation                            293,824
                                                     1,500   + Exactech, Inc.                                              22,125
                                                    16,900   + Gen-Probe Incorporated                                     616,343
                                                     4,150   + ICU Medical, Inc.                                          142,262
                                                     6,176   + IGEN International, Inc.                                   363,828
                                                     9,040   + INAMED Corporation                                         434,462
                                                     6,750   + Immucor, Inc.                                              137,632
                                                     8,122     Invacare Corp.                                             327,885
                                                     3,740   + Inverness Medical Innovations, Inc.                         81,457
                                                     5,500   + Kyphon Inc.                                                136,565
                                                     1,978     Landauer, Inc.                                              80,663
                                                     5,000   + Laserscope                                                  77,950
                                                     3,600   + Medical Action Industries Inc.                              67,356
                                                    14,144     Mentor Corporation                                         340,305
                                                     4,600     Meridian Bioscience, Inc.                                   47,978
                                                     8,310   + Merit Medical Systems, Inc.                                184,981
                                                     4,437   + Molecular Devices Corporation                               84,259
                                                     3,000   + Novoste Corporation                                         14,370


38        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Medical & Dental Instruments &           5,914   + Ocular Sciences, Inc.                                    $ 169,791
            Supplies (concluded)                     9,459   + OraSure Technologies, Inc.                                  75,294
                                                    13,600   + OrthoLogic Corp.                                            83,368
                                                     7,000   + Osteotech, Inc.                                             61,600
                                                    11,998     Owens & Minor, Inc.                                        262,876
                                                    25,973   + PSS World Medical, Inc.                                    313,494
                                                     5,114     PolyMedica Corporation                                     134,549
                                                       500   + Retractable Technologies, Inc.                               3,010
                                                     7,500   + STAAR Surgical Company                                      84,450
                                                    12,700   + Sola International Inc.                                    238,760
                                                     4,915   + SonoSite, Inc.                                             105,378
                                                     5,363   + SurModics, Inc.                                            128,176
                                                    15,500   + Sybron Dental Specialties, Inc.                            435,550
                                                     4,000   + Synovis Life Technologies, Inc.                             81,360
                                                    12,829   + Techne Corporation                                         484,680
                                                     6,932   + Theragenics Corporation                                     37,918
                                                     7,200   + Therasense, Inc.                                           146,160
                                                    14,847   + Thoratec Laboratories Corporation                          193,159
                                                     3,080   + Ventana Medical Systems, Inc.                              121,352
                                                     8,500   + Viasys Healthcare Inc.                                     175,100
                                                     2,424     Vital Signs, Inc.                                           79,265
                                                     3,638     West Pharmaceutical Services, Inc.                         123,328
                                                     5,000   + Wright Medical Group, Inc.                                 152,200
                                                       600     Young Innovations, Inc.                                     21,600
                                                                                                                      -----------
                                                                                                                       10,943,137
            ------------------------------------------------------------------------------------------------------------------------
            Medical Services--0.4%                  19,291   + Covance Inc.                                               516,999
                                                     5,100   + Curative Health Services, Inc.                              70,380
                                                       100   + Deltagen, Inc.                                                   2
                                                     4,800   + Hanger Orthopedic Group, Inc.                               74,736
                                                     5,181   + Option Care, Inc.                                           55,333
                                                     8,097   + PAREXEL International Corporation                          131,657
                                                     5,795   + RehabCare Group, Inc.                                      123,202
                                                     3,750   + U.S. Physical Therapy, Inc.                                 58,988
                                                     8,800   + VCA Antech, Inc.                                           272,624
                                                                                                                      -----------
                                                                                                                        1,303,921
            ------------------------------------------------------------------------------------------------------------------------
            Metal Fabricating--0.6%                  2,400     CIRCOR International, Inc.                                  57,840
                                                     7,778     Commercial Metals Company                                  236,451
                                                     2,600   + Encore Wire Corporation                                     46,046
                                                     9,226     Kaydon Corp.                                               238,400
                                                     7,958   + Lone Star Technology                                       127,169
                                                     4,000     Material Sciences Corporation                               40,440
                                                    12,363   + Maverick Tube Corporation                                  237,988
                                                     5,065     NN, Inc.                                                    63,768
                                                     4,055   + NS Group, Inc.                                              39,334
                                                     2,456     Penn Engineering & Manufacturing Corp.                      46,738
                                                        15     Precision Castparts Corp.                                      681
                                                     5,005     Quanex Corporation                                         230,731
                                                     4,813   + RTI International Metals, Inc.                              81,195
                                                     7,047     Reliance Steel & Aluminum Co.                              234,031
                                                     5,093     Ryerson Tull, Inc.                                          58,315
                                                    17,500   + The Shaw Group Inc.                                        238,350
                                                     3,658     Valmont Industries, Inc.                                    84,683
                                                                                                                      -----------
                                                                                                                        2,062,160


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           39

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Metals & Minerals--                      7,673     AMCOL International Corporation                        $   155,762
            Miscellaneous--0.5%                      5,711   + Brush Engineered Materials Inc.                             87,435
                                                     3,659   + Cleveland-Cliffs Inc.                                      186,426
                                                    25,644   + GrafTech International Ltd.                                346,194
                                                    37,300   + Hecla Mining Company                                       309,217
                                                    13,600   + Liquidmetal Technologies                                    38,624
                                                     6,853     Minerals Technologies, Inc.                                406,040
                                                     9,864   + Stillwater Mining Company                                   94,398
                                                    19,886   + SureBeam Corporation (Class A)                               4,773
                                                                                                                      -----------
                                                                                                                        1,628,869
            ------------------------------------------------------------------------------------------------------------------------
            Milling--Fruit &                        11,289     Corn Products International, Inc.                          388,906
            Grain Processing--0.1%
            ------------------------------------------------------------------------------------------------------------------------
            Miscellaneous Health Care--0.1%          8,800   + NeighborCare, Inc.                                         173,800
            ------------------------------------------------------------------------------------------------------------------------
            Miscellaneous Materials &                2,900   + Ceradyne, Inc.                                              98,774
            Commodities--0.2%                        3,000   + Lydall, Inc.                                                30,570
                                                     7,279   + Symyx Technologies                                         149,583
                                                    37,759     USEC Inc.                                                  317,176
                                                     5,689     WD-40 Company                                              201,163
                                                                                                                      -----------
                                                                                                                          797,266
            ------------------------------------------------------------------------------------------------------------------------
            Miscellaneous Materials &                8,738   + Insituform Technologies, Inc. (Class A)                    144,177
            Processing--0.1%                         4,555   + Rogers Corporation                                         200,967
                                                                                                                      -----------
                                                                                                                          345,144
            ------------------------------------------------------------------------------------------------------------------------
            Multi-Sector Companies--0.4%            10,300   + FMC Corporation                                            351,539
                                                     9,771     GenCorp Inc.                                               105,234
                                                    24,450   + Jacuzzi Brands, Inc.                                       173,351
                                                     6,794     Kaman Corp. (Class A)                                       86,488
                                                     2,900     Raven Industries, Inc.                                      85,550
                                                     1,165   + Sequa Corporation (Class A)                                 57,085
                                                    11,050     Trinity Industries, Inc.                                   340,782
                                                     1,800     United Capital Corp.                                        37,296
                                                     7,402     Walter Industries, Inc.                                     98,817
                                                                                                                      -----------
                                                                                                                        1,336,142
            ------------------------------------------------------------------------------------------------------------------------
            Office Furniture & Business                900   + General Binding Corporation                                 16,200
            Equipment--0.1%                          4,924   + Imagistics International Inc.                              184,650
                                                     7,974     Kimball International (Class B)                            123,996
                                                    11,340   + Presstek, Inc.                                              82,442
                                                                                                                      -----------
                                                                                                                          407,288
            ------------------------------------------------------------------------------------------------------------------------
            Offshore Drilling--0.0%                  3,827   + Atwood Oceanics, Inc.                                      122,234
            ------------------------------------------------------------------------------------------------------------------------
            Oil--Crude Producers--2.0%               3,701     Berry Petroleum Company (Class A)                           74,945
                                                     7,974     Cabot Oil & Gas Corporation (Class A)                      234,037
                                                    13,100   + Cimarex Energy Co.                                         349,639
                                                     1,900   + Clayton Williams Energy, Inc.                               55,233
                                                    10,057   + Comstock Resources, Inc.                                   194,100
                                                    13,470   + Denbury Resources Inc.                                     187,368
                                                     4,400   + Encore Acquisition Company                                 108,460
                                                     9,300   + Energy Partners, Ltd.                                      129,270
                                                    11,392   + Evergreen Resources, Inc.                                  370,354
                                                    13,200   + Forest Oil Corporation                                     377,124
                                                     8,715     Frontier Oil Corporation                                   150,072
                                                    62,943   + Grey Wolf, Inc.                                            235,407
                                                    15,000   + Harvest Natural Resources, Inc.                            149,250
                                                     3,383   + The Houston Exploration Company                            123,547
                                                    20,772   + Magnum Hunter Resources, Inc.                              197,542
                                                     5,000   + McMoRan Exploration Co.                                     93,750
                                                    13,311   + The Meridian Resource Corporation                           79,067
                                                     6,411   + Nuevo Energy Company                                       154,954
                                                    10,357     Patina Oil & Gas Corporation                               507,389


40        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Oil--Crude Producers                     7,000   + Petroleum Development Corporation                        $ 165,900
            (concluded)                             10,687   + Plains Exploration & Production Company                    164,473
                                                     8,450   + Plains Resources Inc.                                      135,623
                                                     2,843   + Prima Energy Corporation                                    99,960
                                                     6,010   + Quicksilver Resources Inc.                                 194,123
                                                    20,637     Range Resources Corporation                                195,020
                                                     6,920   + Remington Oil & Gas Corporation                            136,255
                                                     4,349     Resource America, Inc. (Class A)                            65,235
                                                     8,926     St. Mary Land & Exploration Company                        254,391
                                                    11,387   + Spinnaker Exploration Company                              367,458
                                                     8,178   + Stone Energy Corporation                                   347,156
                                                     8,117   + Swift Energy Company                                       136,771
                                                    12,915   + Tom Brown, Inc.                                            416,509
                                                    11,408   + Unit Corporation                                           268,658
                                                    15,183     Vintage Petroleum, Inc.                                    182,651
                                                                                                                      -----------
                                                                                                                        6,901,691
            ------------------------------------------------------------------------------------------------------------------------
            Oil--Integrated Domestic--0.0%           9,200   + KCS Energy, Inc.                                            97,060
            ------------------------------------------------------------------------------------------------------------------------
            Oil--Integrated International--0.0%        500   + PetroCorp Incorporated                                       6,730
            ------------------------------------------------------------------------------------------------------------------------
            Paints & Coatings--0.2%                 12,776     Ferro Corporation                                          347,635
                                                     8,940     H.B. Fuller Company                                        265,876
                                                     1,217   + Kronos Worldwide, Inc.                                      27,017
                                                                                                                      -----------
                                                                                                                          640,528
            ------------------------------------------------------------------------------------------------------------------------
            Paper--0.3%                              7,326     Albany International Corp. (Class A)                       248,351
                                                     6,998   + Buckeye Technologies Inc.                                   70,330
                                                    10,974   + Caraustar Industries, Inc.                                 151,441
                                                     4,192     Chesapeake Corporation                                     111,004
                                                     7,801     P.H. Glatfelter Company                                     97,122
                                                     5,880     Rock-Tenn Company (Class A)                                101,489
                                                    11,442     Wausau-Mosinee Paper Corporation                           154,696
                                                                                                                      -----------
                                                                                                                          934,433
            ------------------------------------------------------------------------------------------------------------------------
            Photography--0.0%                        3,698     CPI Corp.                                                   74,737
                                                     9,274   + Concord Camera Corp.                                        85,785
                                                                                                                      -----------
                                                                                                                          160,521
            ------------------------------------------------------------------------------------------------------------------------
            Plastics--0.1%                           5,247     Brady Corporation                                          213,815
                                                     5,854     Spartech Corporation                                       144,243
                                                                                                                      -----------
                                                                                                                          358,058
            ------------------------------------------------------------------------------------------------------------------------
            Pollution Control &                      2,100     BHA Group Holdings, Inc.                                    52,815
            Environmental Services--0.2%            13,600   + Darling International Inc.                                  37,536
                                                       300   + Duratek, Inc.                                                3,912
                                                     1,000   + Gundle/SLT Environmental, Inc.                              20,760
                                                     9,546   + Headwaters Incorporated                                    187,293
                                                     6,567   + Ionics, Inc.                                               209,159
                                                     2,500   + TRC Companies, Inc.                                         52,650
                                                                                                                      -----------
                                                                                                                          564,125
            ------------------------------------------------------------------------------------------------------------------------
            Power Transmission Equipment--0.1%       7,251     Regal-Beloit Corporation                                   159,522
                                                     2,611     Woodhead Industries, Inc.                                   44,126
                                                                                                                      -----------
                                                                                                                          203,648
            ------------------------------------------------------------------------------------------------------------------------
            Printing & Copying Services--0.1%       10,482     Bowne & Co., Inc.                                          142,136
                                                     8,960   + Mail-Well, Inc.                                             41,306
                                                     2,300     Schawk, Inc.                                                31,349
                                                                                                                      -----------
                                                                                                                          214,791


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           41

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Production Technology                   11,357   + ATMI, Inc.                                             $   262,801
            Equipment--1.6%                         37,900   + Axcelis Technologies, Inc.                                 387,338
                                                    11,188   + Brooks Automation, Inc.                                    270,414
                                                    10,656     Cognex Corporation                                         300,925
                                                    19,168   + Credence Systems Corporation                               252,251
                                                    11,700   + Cymer, Inc.                                                540,423
                                                     5,531   + Dionex Corporation                                         254,537
                                                     4,808   + DuPont Photomasks, Inc.                                    116,065
                                                     8,761   + Electro Scientific Industries, Inc.                        208,512
                                                    14,900   + Entegris Inc.                                              191,465
                                                     5,290   + Esterline Technologies Corporation                         141,084
                                                     8,655   + FEI Company                                                194,737
                                                    17,156   + Kulicke and Soffa Industries                               246,703
                                                    17,203   + LTX Corporation                                            258,561
                                                     7,500     MTS Systems Corporation                                    144,225
                                                     7,899   + Mattson Technology, Inc.                                    96,526
                                                    11,000   + Mykrolis Corporation                                       176,880
                                                     5,062   + Photon Dynamics, Inc.                                      203,695
                                                     8,979   + Photronics, Inc.                                           178,862
                                                     4,300   + Rofin-Sinar Technologies, Inc.                             148,608
                                                     4,173   + Rudolph Technologies, Inc.                                 102,405
                                                     7,290   + Ultratech Stepper, Inc.                                    214,107
                                                     8,942   + Varian Semiconductor Equipment Associates, Inc.            390,676
                                                                                                                      -----------
                                                                                                                        5,281,800
            ------------------------------------------------------------------------------------------------------------------------
            Publishing--Miscellaneous--0.3%          4,381     Advanced Marketing Services, Inc.                           49,943
                                                     8,394     Banta Corporation                                          339,957
                                                     1,000   + Cross Media Marketing Corporation                                1
                                                     2,600   + Consolidated Graphics, Inc.                                 82,108
                                                     1,200     Courier Corporation                                         46,165
                                                     4,818   + Information Holdings Inc.                                  106,478
                                                     5,182   + Martha Stewart Living Omnimedia, Inc. (Class A)             51,043
                                                     4,300     Thomas Nelson, Inc.                                         83,119
                                                    40,200   + PRIMEDIA Inc.                                              113,766
                                                     3,707   + Playboy Enterprises, Inc.                                   59,905
                                                                                                                      -----------
                                                                                                                          932,485
            ------------------------------------------------------------------------------------------------------------------------
            Publishing--Newspapers--0.2%            19,729     Hollinger International Inc.                               308,167
                                                     9,233   + Journal Register Co.                                       191,123
                                                     1,855     Pulitzer Inc.                                              100,170
                                                                                                                      -----------
                                                                                                                          599,460
            ------------------------------------------------------------------------------------------------------------------------
            Radio & TV Broadcasters--0.6%            1,200   + Acme Communications, Inc.                                   10,548
                                                     2,733   + Beasley Broadcast Group, Inc. (Class A)                     44,903
                                                    15,300   + Cumulus Media Inc. (Class A)                               336,600
                                                     3,600   + Digital Generation Systems, Inc.                             8,064
                                                    14,000   + Emmis Communications Corporation (Class A)                 378,700
                                                     1,100   + Fisher Communications, Inc.                                 56,100
                                                    10,300     Gray Television, Inc.                                      155,736
                                                     4,554     The Liberty Corporation                                    205,795
                                                     7,200   + Lin TV Corp. (Class A)                                     185,832
                                                     9,368   + Paxson Communications Corporation                           36,067
                                                     1,300   + Pegasus Communications Corporation                          36,504
                                                     7,771   + Regent Communications, Inc.                                 49,346
                                                     8,033   + Saga Communications, Inc. (Class A)                        148,851
                                                     2,683   + Salem Communications Corporation (Class A)                  72,763
                                                    12,464   + Sinclair Broadcast Group, Inc. (Class A)                   185,963
                                                    11,184   + Spanish Broadcasting System, Inc. (Class A)                117,432
                                                     6,300   + Shop At Home, Inc.                                          24,696
                                                     2,568     World Wrestling Federation Entertainment, Inc.              33,641
                                                     4,408   + Young Broadcasting Inc. (Class A)                           88,336
                                                                                                                      -----------
                                                                                                                        2,175,877


42        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Railroad Equipment--0.1%                   500   + The Greenbrier Companies, Inc.                         $     8,375
                                                    12,139     Wabtec Corporation                                         206,849
                                                                                                                      -----------
                                                                                                                          215,224
            ------------------------------------------------------------------------------------------------------------------------
            Railroads--0.2%                          5,181     Florida East Coast Industries, Inc.                        171,491
                                                     2,600   + Genesee & Wyoming Inc. (Class A)                            81,900
                                                    19,476   + Kansas City Southern Industries, Inc.                      278,896
                                                     7,802   + RailAmerica, Inc.                                           92,064
                                                                                                                      -----------
                                                                                                                          624,351
            ------------------------------------------------------------------------------------------------------------------------
            Real Estate--0.2%                        2,800     Brookfield Homes Corporation                                72,156
                                                     2,100     Consolidated-Tomoka Land Co.                                68,670
                                                     9,608   + Jones Lang Lasalle Inc.                                    199,174
                                                       900   + Reading International, Inc. (Class A)                        5,328
                                                       200   + Tarragon Realty Investors Inc.                               3,302
                                                     1,315   + Tejon Ranch Co.                                             53,928
                                                     7,178   + Trammell Crow Company                                       95,109
                                                     5,800   + WCI Communities, Inc.                                      119,538
                                                                                                                      -----------
                                                                                                                          617,205
            ------------------------------------------------------------------------------------------------------------------------
            Real Estate Investment Trusts--5.1%      6,601     Acadia Realty Trust                                         82,512
                                                       367   + Alexander's, Inc.                                           45,750
                                                     6,656     Alexandria Real Estate Equities, Inc.                      385,382
                                                     7,597     American Home Mortgage Investment Corp.                    171,008
                                                     2,800     American Land Lease, Inc.                                   55,860
                                                     3,600     American Mortgage Acceptance Company                        58,680
                                                     6,440     Amli Residential Properties Trust                          172,592
                                                    14,600     Anthracite Capital, Inc.                                   161,622
                                                    14,200     Anworth Mortgage Asset Corporation                         197,806
                                                     9,800     Associated Estates Realty Corporation                       71,638
                                                     1,300   + Avatar Holdings Inc.                                        48,022
                                                     6,599     Bedford Property Investors, Inc.                           188,929
                                                     7,832     Boykin Lodging Company                                      71,663
                                                    11,247     Brandywine Realty Trust                                    301,082
                                                     4,900   + CRIIMI MAE, Inc.                                            51,107
                                                     8,950   + Capital Automotive                                         286,400
                                                     5,400     Capstead Mortgage Corporation                               90,612
                                                     5,406     Colonial Properties Trust                                  214,078
                                                    11,575     Commercial Net Lease Realty                                206,035
                                                    16,903     Cornerstone Realty Income Trust, Inc.                      148,070
                                                     8,600     Corporate Office Properties Trust                          180,600
                                                     3,300     Correctional Properties Trust                               95,040
                                                     8,327     EastGroup Properties, Inc.                                 269,628
                                                     5,580     Entertainment Properties Trust                             193,682
                                                    12,740     Equity Inns Inc.                                           115,297
                                                     7,400     Equity One, Inc.                                           124,912
                                                     6,395     Essex Property Trust, Inc.                                 410,687
                                                    16,970     FelCor Lodging Trust Inc.                                  188,028
                                                    13,700     First Industrial Realty Trust, Inc.                        462,375
                                                     9,282     Gables Residential Trust                                   322,457
                                                     5,400     Getty Realty Corporation                                   141,210
                                                     7,239     Glenborough Realty Trust Incorporated                      144,418
                                                     9,856     Glimcher Realty Trust                                      220,577
                                                     8,427     Great Lakes REIT, Inc.                                     132,304
                                                    16,869     Health Care REIT, Inc.                                     607,284
                                                     4,600     Heritage Property Investment Trust                         130,870
                                                    16,000     Highwoods Properties, Inc.                                 406,400
                                                    12,120     Home Properties of New York, Inc.                          489,527
                                                    15,500     Impac Mortgage Holdings, Inc.                              282,255
                                                     7,692     Innkeepers USA Trust                                        64,382
                                                     8,400     Investors Real Estate Trust                                 83,160
                                                    10,004     Keystone Property Trust                                    220,988
                                                     7,278     Kilroy Realty Corporation                                  238,355


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           43

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Real Estate Investment Trusts            5,948     Koger Equity, Inc.                                       $ 124,492
            (concluded)                              5,300     Kramont Realty Trust                                        95,930
                                                     3,700     LTC Properties                                              54,538
                                                    38,800   + La Quinta Corporation                                      248,708
                                                     9,820     LaSalle Hotel Properties                                   182,161
                                                    15,342     Lexington Corporate Properties Trust                       309,755
                                                    16,000     MFA Mortgage Investments, Inc.                             156,000
                                                     5,294     Manufactured Home Communities, Inc.                        199,319
                                                    15,258   + Meristar Hospitality Corp.                                  99,330
                                                     4,229     Mid-America Apartment Communities, Inc.                    142,010
                                                     4,200     Mission West Properties Inc.                                54,390
                                                     8,429     National Health Investors, Inc.                            209,714
                                                     1,800     National Health Realty, Inc.                                35,460
                                                    20,659     Nationwide Health Properties, Inc.                         403,883
                                                     7,300     Newcastle Investment Corporation                           197,830
                                                     8,600     Novastar Financial, Inc.                                   369,456
                                                     2,200     OMEGA Healthcare Investors, Inc.                            20,526
                                                     3,208     PS Business Parks, Inc.                                    132,362
                                                     5,304     Parkway Properties, Inc.                                   220,646
                                                    10,232     Pennsylvania Real Estate Investment Trust                  371,422
                                                    11,186     Post Properties, Inc.                                      312,313
                                                     9,950     Prentiss Properties Trust                                  328,251
                                                     6,100   + Price Legacy Corporation                                    23,241
                                                     9,300     RAIT Investment Trust                                      238,080
                                                     4,700     Ramco-Gershenson Properties Trust                          133,010
                                                    17,600     Reckson Associates Realty Corporation                      427,680
                                                     4,595     Redwood Trust, Inc.                                        233,656
                                                    13,632     SL Green Realty Corp.                                      559,594
                                                     2,422     Saul Centers, Inc.                                          69,439
                                                    12,814     Senior Housing Properties Trust                            220,785
                                                     5,600     Sizeler Property Investors, Inc.                            59,976
                                                     3,904     Sovran Self Storage, Inc.                                  145,034
                                                     7,719     Summit Properties Inc.                                     185,410
                                                     5,243     Sun Communities, Inc.                                      202,904
                                                     1,861     Tanger Factory Outlet Centers, Inc.                         75,743
                                                    12,708     Taubman Centers, Inc.                                      261,785
                                                     4,063     Town & Country Trust                                       102,997
                                                     9,200     U.S. Restaurant Properties, Inc.                           156,768
                                                       300     United Mobile Homes, Inc.                                    5,103
                                                     2,427     Universal Health Realty Income Trust                        73,053
                                                     5,500     Urstadt Biddle Properties (Class A)                         77,825
                                                    23,405     Ventas, Inc.                                               514,910
                                                    11,565     Washington Real Estate Investment Trust                    337,698
                                                     5,455     Winston Hotels, Inc.                                        55,641
                                                                                                                      -----------
                                                                                                                       16,962,112
            ------------------------------------------------------------------------------------------------------------------------
            Recreational Vehicles &                  5,643     Arctic Cat Inc.                                            139,382
            Boats--0.3%                              3,107     Coachmen Industries, Inc.                                   56,268
                                                    11,699   + Fleetwood Enterprises, Inc.                                120,032
                                                       500     Marine Products Corp.                                        9,400
                                                     7,924   + Monaco Coach Corporation                                   188,591
                                                     5,442     Thor Industries, Inc.                                      305,949
                                                     3,595     Winnebago Industries, Inc.                                 247,156
                                                                                                                      -----------
                                                                                                                        1,066,778
            ------------------------------------------------------------------------------------------------------------------------
            Rental & Leasing Services--              3,353   + Electro Rent Corporation                                    44,729
            Commercial--0.3%                        16,600     GATX Corporation                                           464,468
                                                     2,105     McGrath Rentcorp                                            57,361
                                                    20,300   + United Rentals, Inc.                                       390,978
                                                                                                                      -----------
                                                                                                                          957,536


44        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Rental & Leasing Services--              7,462     Aaron Rents, Inc.                                      $   150,210
            Consumer--0.1%                           7,195   + Dollar Thrifty Automotive Group, Inc.                      186,638
                                                    12,478   + Rent-Way, Inc.                                             102,195
                                                     4,258   + WESCO International, Inc.                                   37,683
                                                                                                                      -----------
                                                                                                                          476,726
            ------------------------------------------------------------------------------------------------------------------------
            Restaurants--1.2%                       11,080     Bob Evans Farms, Inc.                                      359,657
                                                     6,900   + CEC Entertainment Inc.                                     326,991
                                                    12,900   + CKE Restaurants, Inc.                                       82,431
                                                     7,000   + California Pizza Kitchen, Inc.                             140,910
                                                     4,200   + Chicago Pizza & Brewery, Inc.                               62,664
                                                     2,000   + Dave & Buster's, Inc.                                       25,360
                                                     5,348     IHOP Corp.                                                 205,791
                                                     9,518   + Jack in the Box Inc.                                       203,304
                                                     6,696     Landry's Restaurants, Inc.                                 172,221
                                                     7,154     Lone Star Steakhouse & Saloon, Inc.                        165,830
                                                     8,084   + O'Charley's Inc.                                           145,108
                                                     9,208   + P.F. Chang's China Bistro, Inc.                            468,503
                                                     9,700   + Panera Bread Company (Class A)                             383,441
                                                     4,748   + Papa John's International, Inc.                            158,488
                                                    10,877   + RARE Hospitality International, Inc.                       265,834
                                                     3,600   + Red Robin Gourmet Burgers                                  109,584
                                                    13,300   + Ryan's Family Steak Houses, Inc.                           201,362
                                                    14,576   + Sonic Corp.                                                446,317
                                                     5,428   + The Steak `n Shake Company                                  96,890
                                                    10,450     Triarc Companies, Inc. (Class B)                           112,651
                                                                                                                      -----------
                                                                                                                        4,133,337
            ------------------------------------------------------------------------------------------------------------------------
            Retail--4.2%                             1,600   + 1-800 CONTACTS, INC.                                        33,600
                                                     7,824   + 1-800-FLOWERS.COM, Inc.                                     86,533
                                                     4,000   + A.C. Moore Arts & Crafts, Inc.                              77,040
                                                     7,900   + Aeropostale, Inc.                                          216,618
                                                    17,900   + American Eagle Outfitters, Inc.                            293,560
                                                     2,100   + America's Car-Mart, Inc.                                    56,532
                                                    14,541   + AnnTaylor Stores Corporation                               567,099
                                                     2,300   + Asbury Automotive Group Inc.                                41,193
                                                    22,700   + BJ's Wholesale Club, Inc.                                  521,192
                                                     2,240   + bebe stores, inc.                                           58,218
                                                     5,300   + Big 5 Sporting Goods Corporation                           111,035
                                                     1,700     Blair Corporation                                           41,378
                                                     5,300   + Blue Rhino Corporation                                      73,617
                                                     5,100   + Brookstone, Inc.                                           108,681
                                                     5,579     Brown Shoe Company, Inc.                                   211,611
                                                     1,249     The Buckle, Inc.                                            27,665
                                                     5,592     Burlington Coat Factory Warehouse Corporation              118,327
                                                    10,434   + CSK Auto Corporation                                       195,846
                                                    12,200   + Casual Male Retail Group, Inc.                              84,668
                                                     5,197     The Cato Corporation (Class A)                             106,538
                                                     4,800   + Central Garden & Pet Company                               134,544
                                                     5,000   + Charlotte Russe Holding Inc.                                69,300
                                                    33,040   + Charming Shoppes, Inc.                                     178,416
                                                     4,485   + The Children's Place Retail Stores, Inc.                   119,884
                                                    10,928     Christopher & Banks Corporation                            213,424
                                                     2,020   + Coldwater Creek Inc.                                        22,220
                                                     3,100   + Cole National Corporation (Class A)                         62,000
                                                     7,476   + Cost Plus, Inc.                                            306,516
                                                       500     Deb Shops, Inc.                                             10,750
                                                     4,500   + Dick's Sporting Goods, Inc.                                218,970
                                                    21,700     Dillard's, Inc. (Class A)                                  357,182
                                                     5,945   + The Dress Barn, Inc.                                        89,116
                                                     9,700   + Drugstore.com, Inc.                                         53,447
                                                     5,131   + Electronics Boutique Holdings Corp.                        117,449


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           45

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Retail                                     800   + Finlay Enterprises, Inc.                               $    11,304
            (concluded)                             14,235     Fred's, Inc.                                               441,000
                                                    11,769   + FreeMarkets, Inc.                                           78,735
                                                     4,800   + GSI Commerce, Inc.                                          46,853
                                                     3,600   + Galyan's Trading Company                                    43,344
                                                     8,000   + GameStop Corporation                                       123,280
                                                     8,338   + Genesco Inc.                                               126,154
                                                     3,300   + GenesisIntermedia, Inc.                                          0
                                                     5,300   + Global Imaging Systems, Inc.                               168,275
                                                     7,100     Goody's Family Clothing, Inc.                               66,456
                                                     5,032   + Group 1 Automotive, Inc.                                   182,108
                                                     5,139   + Guitar Center, Inc.                                        167,429
                                                     8,858   + The Gymboree Corporation                                   152,623
                                                     6,500     Hancock Fabrics, Inc.                                       94,120
                                                     7,561     Handleman Company                                          155,227
                                                     4,200   + Hibbett Sporting Goods, Inc.                               125,160
                                                    14,381   + Hot Topic, Inc.                                            423,664
                                                    13,898   + Insight Enterprises, Inc.                                  261,282
                                                     6,779   + InterTAN, Inc.                                              68,603
                                                     5,662   + J. Jill Group Inc.                                          71,964
                                                     5,405   + Jo-Ann Stores, Inc.                                        110,262
                                                     2,100   + Jos. A. Bank Clothiers, Inc.                                72,849
                                                     1,547     Lawson Products, Inc.                                       51,329
                                                    16,518   + Linens `n Things, Inc.                                     496,861
                                                     3,200     Lithia Motors, Inc.                                         80,672
                                                     1,000   + MarineMax, Inc.                                             19,430
                                                    10,361   + The Men's Wearhouse, Inc.                                  259,129
                                                     2,100   + Mothers Work, Inc.                                          51,240
                                                     4,000   + Overstock.com, Inc.                                         79,440
                                                     1,059   + PC Connection, Inc.                                          8,864
                                                    10,800   + PETCO Animal Supplies, Inc.                                328,860
                                                    23,928   + Pacific Sunwear of California, Inc.                        505,359
                                                     2,500   + The Pantry, Inc.                                            56,750
                                                     2,900   + Party City Corporation                                      36,801
                                                    20,000   + Payless ShoeSource, Inc.                                   268,000
                                                     7,516   + Priceline.com Incorporated                                 134,536
                                                     6,000   + Restoration Hardware, Inc.                                  28,500
                                                     2,847     Russ Berrie and Company, Inc.                               96,513
                                                     6,054   + School Specialty, Inc.                                     205,897
                                                     3,600   + Sharper Image Corporation                                  117,540
                                                     8,898   + ShopKo Stores, Inc.                                        135,695
                                                     7,900     Sonic Automotive, Inc.                                     181,068
                                                     5,926   + The Sports Authority, Inc.                                 227,558
                                                     5,700   + Stage Stores, Inc.                                         159,030
                                                    11,407   + Stamps.com Inc.                                             70,723
                                                     5,824   + Stein Mart, Inc.                                            47,990
                                                    14,666   + Too Inc.                                                   247,562
                                                    10,000   + Tractor Supply Company                                     388,900
                                                     5,030   + Trans World Entertainment Corporation                       35,814
                                                     5,190   + Tuesday Morning Corporation                                156,998
                                                    10,530   + Tweeter Home Entertainment Group, Inc.                      99,509
                                                     4,219   + Ultimate Electronics, Inc.                                  32,191
                                                     4,131     United Auto Group, Inc.                                    129,300
                                                     6,890   + United Natural Foods, Inc.                                 247,420
                                                     9,200   + Urban Outfitters, Inc.                                     340,860
                                                     5,856   + ValueVision International, Inc. (Class A)                   97,795
                                                     7,075   + The Wet Seal, Inc. (Class A)                                69,972
                                                     3,400   + Whitehall Jewelers, Inc.                                    33,558
                                                     5,199   + Wilsons The Leather Experts Inc.                            18,145
                                                     8,300   + Zale Corporation                                           441,560
                                                                                                                      -----------
                                                                                                                       13,962,230


46        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Savings & Loan--2.9%                     6,537     Anchor Bancorp, Inc.                                     $ 162,771
                                                     3,241     BSB Bancorp, Inc.                                          128,019
                                                    14,738     Bank Mutual Corporation                                    167,866
                                                    17,442     BankAtlantic Bancorp, Inc. (Class A)                       331,398
                                                     9,573   + BankUnited Financial Corporation (Class A)                 246,888
                                                    19,714     Bay View Capital Corporation                                42,188
                                                     2,400     Berkshire Hills Bancorp, Inc.                               86,880
                                                    20,787     Brookline Bancorp, Inc.                                    318,873
                                                     3,000     CFS Bancorp, Inc.                                           44,520
                                                     2,600     Camco Financial Corporation                                 45,058
                                                       500     Charter Financial Corporation                               18,635
                                                     1,800     Citizens First Bancorp, Inc.                                41,040
                                                     4,300     Citizens South Banking Corporation                          59,985
                                                     1,232     Coastal Bancorp, Inc.                                       50,648
                                                     3,213     Coastal Financial Corporation                               56,677
                                                     4,000   + Commercial Capital Bancorp, Inc.                            85,640
                                                    13,127     Commercial Federal Corporation                             350,622
                                                     4,100     Connecticut Bancshares, Inc.                               211,314
                                                     5,266     Dime Community Bancshares                                  161,982
                                                       600     ESB Financial Corporation                                    9,834
                                                     2,400     EverTrust Financial Group Inc.                              76,416
                                                       400     FFLC Bancorp, Inc.                                          11,500
                                                       400     FMS Financial Corporation                                    7,200
                                                     4,148     Fidelity Bankshares, Inc                                   130,247
                                                     1,600     First Defiance Financial Corp.                              42,640
                                                     5,212     First Federal Capital Corp.                                117,374
                                                       300     First Federal Financial Corporation of Kentucky              7,545
                                                     4,026     First Financial Holdings, Inc.                             125,853
                                                     3,388     First Indiana Corporation                                   63,525
                                                    25,118     First Niagara Financial Group, Inc.                        374,509
                                                     2,900     First Place Financial Corp.                                 56,637
                                                     4,200     First Republic Bank                                        150,360
                                                     5,967     First Sentinel Bancorp Inc.                                125,665
                                                     6,000     FirstFed America Bancorp, Inc.                             156,180
                                                     4,800   + FirstFed Financial Corp.                                   208,800
                                                     9,550     Flagstar Bancorp, Inc.                                     204,561
                                                     1,400     FloridaFirst Bancorp, Inc.                                  46,340
                                                     5,775     Flushing Financial Corporation                             105,567
                                                     2,100     GA Financial, Inc.                                          72,933
                                                     1,539     Great Southern Bancorp, Inc.                                71,363
                                                     6,817     Harbor Florida Bancshares, Inc.                            202,533
                                                     2,400   + Hawthorne Financial Corporation                             67,152
                                                       600     Heritage Financial Corporation                              13,128
                                                     4,600     Horizon Financial Corp.                                     80,546
                                                     4,000     Hudson River Bancorp, Inc.                                 156,120
                                                     2,700     IBERIABANK Corporation                                     159,300
                                                     1,400   + ITLA Capital Corporation                                    70,140
                                                     3,100     Klamath First Bancorp, Inc.                                 82,274
                                                     6,630   + Local Financial Corp.                                      138,169
                                                    11,060     MAF Bancorp, Inc.                                          463,414
                                                     2,300     MutualFirst Financial Inc.                                  58,282
                                                       300     NASB Financial Inc.                                         12,393
                                                    15,411     Net.B@nk, Inc.                                             205,737
                                                     3,467     Northwest Bancorp, Inc.                                     74,055
                                                     2,796     OceanFirst Financial Corp.                                  75,939
                                                     7,965   + Ocwen Financial Corporation                                 70,570
                                                     4,541     PFF Bancorp, Inc.                                          164,747
                                                     1,300     Parkvale Financial Corporation                              34,905
                                                       900     Partners Trust Financial Group, Inc.                        30,600
                                                     1,900     PennFed Financial Services, Inc.                            63,650
                                                       900     Provident Bancorp, Inc.                                     42,300
                                                       700     Provident Financial Holdings, Inc.                          25,389


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           47

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Savings & Loan                          16,700     Provident Financial Services, Inc.                       $ 315,630
            (concluded)                              1,600     Quaker City Bancorp, Inc.                                   74,480
                                                     9,602     Seacoast Financial Services Corporation                    263,191
                                                     2,300     Sound Federal Bancorp, Inc.                                 35,857
                                                    20,184     Staten Island Bancorp, Inc.                                454,140
                                                     4,640   + Sterling Financial Corporation                             158,827
                                                     8,500   + TierOne Corporation                                        195,160
                                                     9,273     United Community Financial Corp.                           105,805
                                                    26,809     W Holding Company, Inc.                                    498,912
                                                     1,600     Warwick Community Bancorp, Inc.                             55,040
                                                    11,230     Waypoint Financial Corp.                                   243,579
                                                     7,836     Westcorp                                                   286,406
                                                       400     Westfield Financial, Inc.                                    9,504
                                                     4,600     Willow Grove Bankcorp, Inc.                                 81,696
                                                                                                                      -----------
                                                                                                                        9,845,623
            ------------------------------------------------------------------------------------------------------------------------
            Scientific Equipment &                  14,035   + Newport Corporation                                        231,999
            Suppliers--0.2%                         10,135   + Varian Inc.                                                422,934
                                                                                                                      -----------
                                                                                                                          654,933
            ------------------------------------------------------------------------------------------------------------------------
            Securities Brokerage &                  14,845     Charter Municipal Mortgage Acceptance Company              313,675
            Services--0.4%                           3,600     First Albany Companies Inc.                                 50,544
                                                    14,900   + Investment Technology Group, Inc.                          240,635
                                                    24,700   + Knight Trading Group, Inc.                                 361,608
                                                     8,361   + NCO Group, Inc.                                            190,380
                                                     4,304     SWS Group, Inc.                                             76,611
                                                     6,328   + SoundView Technology Group, Inc.                            98,021
                                                                                                                      -----------
                                                                                                                        1,331,474
            ------------------------------------------------------------------------------------------------------------------------
            Services--Commercial--2.9%               4,863   + 4Kids Entertainment, Inc.                                  126,535
                                                    11,670     ABM Industries, Inc.                                       203,175
                                                     3,805   + AMN Healthcare Services, Inc.                               65,294
                                                     7,738   + APAC Customer Services Inc.                                 20,119
                                                     6,661   + Administaff, Inc.                                          115,768
                                                     3,700   + The Advisory Board Company                                 129,167
                                                       600     Ambassadors Group, Inc.                                     14,094
                                                       200     Ambassadors International, Inc.                              2,500
                                                     4,400     Angelica Corporation                                        96,800
                                                    10,400   + autobytel.com inc.                                          94,432
                                                    16,200     The Brink's Company                                        366,282
                                                     6,201     CDI Corp.                                                  203,083
                                                     3,978   + Casella Waste Systems, Inc.                                 54,459
                                                     5,285     Central Parking Corporation                                 78,905
                                                    19,533   + Century Business Services, Inc.                             87,313
                                                     2,800   + Charles River Associates Incorporated                       89,572
                                                     5,600   + Clark, Inc.                                                107,744
                                                     3,600   + Clean Harbors, Inc.                                         32,076
                                                     8,092   + Coinstar, Inc.                                             146,142
                                                    19,900   + Copart, Inc.                                               328,350
                                                     5,800   + Cornell Companies, Inc.                                     79,170
                                                    12,094   + Corrections Corporation of America                         348,670
                                                     5,950   + CoStar Group Inc.                                          247,996
                                                     8,000   + Cross Country Healthcare, Inc.                             119,360
                                                    10,500   + Exult Inc.                                                  74,760
                                                       100   + FTD, Inc. (Class A)                                          2,464
                                                    12,341   + FTI Consulting, Inc.                                       288,409
                                                     4,874   + First Consulting Group, Inc.                                27,441
                                                     4,181   + Forrester Research, Inc.                                    74,714
                                                     5,577     G & K Services, Inc. (Class A)                             204,955
                                                     4,900     Gevity HR, Inc.                                            108,976
                                                    16,100   + Harris Interactive Inc.                                    133,630
                                                     6,058   + Heidrick & Struggles International, Inc.                   132,064
                                                     3,600   + Hudson Highland Group, Inc.                                 85,860


48        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Services--Commercial                     1,600   + ICT Group, Inc.                                           $ 18,800
            (concluded)                              2,665   + Insurance Auto Auctions, Inc.                               34,778
                                                     5,268     Kelly Services, Inc. (Class A)                             150,349
                                                     9,868   + Korn/Ferry International                                   131,639
                                                    12,600   + Kroll Inc.                                                 327,600
                                                    14,822   + Labor Ready, Inc.                                          194,168
                                                     9,691   + Lightbridge, Inc.                                           88,188
                                                     4,904   + MAXIMUS, Inc.                                              191,894
                                                    28,305   + MPS Group, Inc.                                            264,652
                                                     5,200   + Medical Staffing Network Holdings, Inc.                     56,940
                                                     3,054   + MemberWorks Incorporated                                    82,977
                                                    14,892   + Metro One Telecommunications, Inc.                          38,719
                                                     5,342   + Midas Group, Inc.                                           76,391
                                                     3,900   + Monro Muffler Brake, Inc.                                   78,039
                                                    13,623   + Navigant Consulting, Inc.                                  256,930
                                                     5,111   + Navigant International, Inc.                                70,787
                                                     1,417   + NetRatings, Inc.                                            16,196
                                                     2,421   + PDI, Inc.                                                   64,907
                                                     9,439   + Pegasus Systems, Inc.                                       98,826
                                                    14,410     The Pep Boys--Manny, Moe & Jack                            329,557
                                                     4,948   + Pre-Paid Legal Services, Inc.                              129,242
                                                    21,700   + Raindance Communications, Inc.                              59,675
                                                     6,516   + Resources Connection, Inc.                                 177,952
                                                     3,915   + Right Management Consultants, Inc.                          73,054
                                                     6,168     Rollins, Inc.                                              139,088
                                                     2,986     Roto-Rooter, Inc.                                          137,655
                                                     4,700   + SM&A                                                        54,990
                                                     5,500   + The Source Information Management Company                   58,410
                                                    18,329   + Spherion Corporation                                       179,441
                                                     2,640     StarTek, Inc.                                              107,686
                                                    13,089   + TeleTech Holdings, Inc.                                    147,906
                                                    15,831   + Tetra Tech, Inc.                                           393,559
                                                     1,600     UniFirst Corporation                                        37,936
                                                     1,559   + Volt Information Sciences, Inc.                             35,233
                                                     2,700   + Wackenhut Corrections Corporation                           61,560
                                                    10,012   + Waste Connections, Inc.                                    378,153
                                                     9,025   + Watson Wyatt & Company Holdings                            217,954
                                                    13,413   + Wireless Facilities, Inc.                                  199,317
                                                     4,800     World Fuel Services Corporation                            162,960
                                                                                                                      -----------
                                                                                                                        9,614,387
            ------------------------------------------------------------------------------------------------------------------------
            Shipping--0.3%                          13,092     Alexander & Baldwin, Inc.                                  441,069
                                                     4,100   + GulfMark Offshore, Inc.                                     57,400
                                                     5,730   + Kirby Corporation                                          199,862
                                                       600     Maritrans Inc.                                              10,026
                                                     5,598     Overseas Shipholding Group, Inc.                           190,612
                                                     1,700   + Seabulk International, Inc.                                 13,804
                                                                                                                      -----------
                                                                                                                          912,773
            ------------------------------------------------------------------------------------------------------------------------
            Shoes--0.3%                              1,792     Kenneth Cole Productions, Inc. (Class A)                    52,685
                                                     4,833   + The Finish Line, Inc.                                      144,845
                                                     8,896     K-Swiss Inc. (Class A)                                     214,038
                                                     5,000   + Maxwell Shoe Company Inc. (Class A)                         84,850
                                                     1,200   + Shoe Carnival, Inc.                                         21,360
                                                     5,855   + Skechers U.S.A., Inc. (Class A)                             47,718
                                                     4,412   + Steve Madden, Ltd.                                          90,005
                                                    11,635     The Stride Rite Corporation                                132,406
                                                     7,183   + Vans, Inc.                                                  81,958
                                                       150     Weyco Group, Inc.                                            5,047
                                                    12,572     Wolverine World Wide, Inc.                                 256,217
                                                                                                                      -----------
                                                                                                                        1,131,129


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           49

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Steel--0.4%                             37,727   + AK Steel Holding Corporation                           $   192,408
                                                    26,300     Allegheny Technologies Incorporated                        347,686
                                                     6,326     Carpenter Technology Corporation                           187,060
                                                     2,623     Gibraltar Steel Corporation                                 65,968
                                                     3,400     Schnitzer Steel Industries, Inc. (Class A)                 205,700
                                                    13,697   + Steel Dynamics, Inc.                                       321,743
                                                                                                                      -----------
                                                                                                                        1,320,565
            ------------------------------------------------------------------------------------------------------------------------
            Synthetic Fibers--0.0%                  13,218     Wellman, Inc.                                              134,956
            ------------------------------------------------------------------------------------------------------------------------
            Telecommunications                      50,004   + Andrew Corporation                                         575,546
            Equipment--0.7%                          3,500     Applied Signal Technology, Inc.                             80,535
                                                    18,000   + Arris Group Inc.                                           130,320
                                                     4,085   + Audiovox Corporation (Class A)                              52,451
                                                     7,069     Belden Inc.                                                149,085
                                                    11,634   + C-COR.net Corp.                                            129,486
                                                     5,400   + MasTec, Inc.                                                79,974
                                                       300   + OmniSky Corporation                                              0
                                                    11,910   + Plantronics, Inc.                                          388,862
                                                    23,777   + Powerwave Technologies, Inc.                               181,894
                                                    43,534   + Proxim Corporation (Class A)                                72,702
                                                     8,700   + SBA Communications Corporation                              32,886
                                                     6,080     SpectraLink Corporation                                    116,554
                                                     8,300   + SymmetriCom, Inc.                                           60,424
                                                    20,576   + Terayon Communication Systems, Inc.                         92,592
                                                     4,241   + Tollgrade Communications, Inc.                              74,345
                                                     7,900   + WilTel Communications Group, Inc.                                0
                                                                                                                      -----------
                                                                                                                        2,217,656
            ------------------------------------------------------------------------------------------------------------------------
            Textile Products--0.1%                   8,900   + DHB Capital Group Inc.                                      62,300
                                                    13,421   + Interface, Inc.                                             74,218
                                                    13,672   + Unifi, Inc.                                                 88,184
                                                                                                                      -----------
                                                                                                                          224,702
            ------------------------------------------------------------------------------------------------------------------------
            Textiles Apparel                         2,900     Cherokee Inc.                                               65,946
            Manufacturers--0.5%                      1,600   + Perry Ellis International, Inc.                             41,248
                                                     1,185   + Guess?, Inc.                                                14,303
                                                     1,700   + Hampshire Group, Limited                                    53,329
                                                     9,282     Kellwood Co.                                               380,562
                                                     3,502     OshKosh B'Gosh, Inc. (Class A)                              75,153
                                                     5,042     Oxford Industries, Inc.                                    170,823
                                                     7,754     Phillips-Van Heusen Corporation                            137,556
                                                    15,950   + Quiksilver, Inc.                                           282,794
                                                     7,017     Russell Corporation                                        123,219
                                                    13,100   + Warnaco Group, Inc.                                        208,945
                                                                                                                      -----------
                                                                                                                        1,553,878
            ------------------------------------------------------------------------------------------------------------------------
            Tires & Rubber--0.3%                     6,074     Bandag, Incorporated                                       250,249
                                                    23,800     Cooper Tire & Rubber Company                               508,844
                                                    45,700   + The Goodyear Tire & Rubber Company                         359,202
                                                                                                                      -----------
                                                                                                                        1,118,295
            ------------------------------------------------------------------------------------------------------------------------
            Tobacco--0.2%                           13,055     DIMON Incorporated                                          88,121
                                                     4,620     Schweitzer-Manduit International, Inc.                     137,584
                                                     3,000     Standard Commercial Corporation                             60,210
                                                    10,300   + Star Scientific, Inc.                                       18,952
                                                     8,756     Universal Corporation                                      386,753
                                                     7,809     Vector Group Ltd.                                          127,443
                                                                                                                      -----------
                                                                                                                          819,063
            ------------------------------------------------------------------------------------------------------------------------
            Toys--0.0%                               8,561   + JAKKS Pacific, Inc.                                        112,663


50        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                          Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Transportation--                         6,500   + Pacer International, Inc.                              $   131,430
            Miscellaneous--0.1%                      2,300     Quixote Corporation                                         56,143
                                                     5,581   + SCS Transportation, Inc.                                    98,114
                                                     1,800   + U.S. Xpress Enterprises, Inc. (Class A)                     22,050
                                                                                                                      -----------
                                                                                                                          307,737
            ------------------------------------------------------------------------------------------------------------------------
            Truckers--0.7%                           6,941     Arkansas Best Corporation                                  217,878
                                                     3,800   + Covenant Transport, Inc. (Class A)                          72,238
                                                     4,588   + Forward Air Corporation                                    126,170
                                                     9,528     Heartland Express, Inc.                                    230,482
                                                     6,850   + Knight Transportation, Inc.                                175,703
                                                    10,408   + Landstar System, Inc.                                      395,920
                                                     3,700   + Old Dominion Freight Line, Inc.                            126,096
                                                     1,000   + P.A.M. Transportation Services, Inc.                        21,330
                                                     9,602     USF Corporation                                            328,292
                                                    14,977   + Yellow Roadway Corporation                                 541,718
                                                                                                                      -----------
                                                                                                                        2,235,827
            ------------------------------------------------------------------------------------------------------------------------
            Utilities--Cable Television &           15,800   + Mediacom Communications Corporation                        136,986
            Radio--0.0%
            ------------------------------------------------------------------------------------------------------------------------
            Utilities--Electrical--1.5%             43,600   + Allegheny Energy, Inc.                                     556,336
                                                    15,175     Avista Corporation                                         274,971
                                                     9,300     Black Hills Corporation                                    277,419
                                                     4,689     CH Energy Group, Inc.                                      219,914
                                                    52,900   + CMS Energy Corporation                                     450,708
                                                     3,603     Central Vermont Public Service Corporation                  84,670
                                                    14,267     Cleco Corporation                                          256,521
                                                    18,208   + El Paso Electric Company                                   243,077
                                                     7,668     Empire District Electric Company                           168,159
                                                    13,500     IDAcorp Inc.                                               403,920
                                                     4,545     MGE Energy, Inc.                                           143,213
                                                     6,986     Otter Tail Company                                         186,736
                                                    13,819     PNM Resources Inc.                                         388,314
                                                    44,977   + Sierra Pacific Resources                                   330,131
                                                     4,600     UIL Holdings Corporation                                   207,460
                                                    10,383     UniSource Energy Corporation                               256,045
                                                    23,200     Westar Energy, Inc.                                        469,800
                                                                                                                      -----------
                                                                                                                        4,917,394
            ------------------------------------------------------------------------------------------------------------------------
            Utilities--Gas Distributors--0.9%       17,338     Atmos Energy Corporation                                   421,313
                                                     3,522     Cascade Natural Gas Corporation                             74,279
                                                     2,600     Chesapeake Utilities Corporation                            67,730
                                                    12,792     Energen Corporation                                        524,856
                                                     2,000     EnergySouth, Inc.                                           70,000
                                                     4,948     The Laclede Group, Inc.                                    141,265
                                                     7,283     NUI Corporation                                            117,402
                                                     8,574     New Jersey Resources Corporation                           330,185
                                                     9,299     Northwest Natural Gas Company                              285,944
                                                     8,387     SEMCO Energy, Inc.                                          41,096
                                                     4,766     South Jersey Industries, Inc.                              193,023
                                                    17,802   + Southern Union Company                                     327,557
                                                     8,490     Southwest Gas Corporation                                  190,601
                                                     9,924   + Southwestern Energy Company                                237,184
                                                                                                                      -----------
                                                                                                                        3,022,435
            ------------------------------------------------------------------------------------------------------------------------
            Utilities--Gas Pipelines--0.0%           5,431   + TransMontaigne Inc.                                         35,030
            ------------------------------------------------------------------------------------------------------------------------
            Utilities--Miscellaneous--0.1%          54,900   + Aquila, Inc.                                               186,111


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           51

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Common Stocks                                       (in U.S. dollars)
            ========================================================================================================================
            Utilities--Telecommunications--0.9%      6,921   + Boston Communications Group, Inc.                      $    64,296
                                                     3,955     CT Communications, Inc.                                     53,392
                                                     1,526   + Centennial Communications Corp.                              8,027
                                                    65,200   + Cincinnati Bell Inc.                                       329,260
                                                     7,933   + Commonwealth Telephone Enterprises, Inc.                   299,471
                                                     5,200     D&E Communications, Inc.                                    75,452
                                                     6,800   + Dobson Communications Corporation (Class A)                 44,676
                                                    11,339   + General Communication, Inc. (Class A)                       98,649
                                                     3,992   + Golden Telecom, Inc.                                       110,778
                                                     3,599     Hickory Tech Corporation                                    41,209
                                                       400   + Hungarian Telephone and Cable Corp.                          3,944
                                                     6,600   + Intrado Inc.                                               144,870
                                                    26,100   + McLeod USA Incorporated (Class A)                           38,628
                                                     4,600   + NII Holdings Inc. (Class B)                                343,298
                                                     4,321     North Pittsburgh Systems, Inc.                              81,710
                                                    16,100   + PTEK Holdings, Inc.                                        141,841
                                                    13,104   + Price Communications Corporation                           179,918
                                                    17,500   + Primus Telecommunications Group, Incorporated              178,150
                                                    22,100   + RCN Corporation                                             17,680
                                                       600     Shenandoah Telecommunications Company                       30,756
                                                     3,800     SureWest Communications                                    153,596
                                                    10,033   + TALK America Holdings, Inc.                                115,580
                                                    13,700   + Time Warner Telecom Inc. (Class A)                         138,781
                                                     4,400   + Triton PCS Holdings, Inc. (Class A)                         24,552
                                                       900     Warwick Valley Telephone Company                            26,631
                                                    23,100   + Western Wireless Corporation (Class A)                     424,116
                                                                                                                      -----------
                                                                                                                        3,169,261
            ------------------------------------------------------------------------------------------------------------------------
            Utilities--Water--0.2%                   3,785     American States Water Company                               94,625
                                                     8,096     California Water Service Group                             221,830
                                                     2,489     Connecticut Water Service, Inc.                             68,821
                                                     3,182     Middlesex Water Company                                     64,595
                                                       658     SJW Corp.                                                   58,727
                                                     5,495     Southwest Water Company                                     88,195
                                                                                                                      -----------
                                                                                                                          596,793
            ------------------------------------------------------------------------------------------------------------------------
            Wholesale & International Trade--0.0%    2,800   + Central European Distribution Corporation                   88,480
            ------------------------------------------------------------------------------------------------------------------------
            Wholesalers--0.1%                        9,649   + United Stationers, Inc.                                    394,837
            ------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks
                                                               (Cost--$250,557,213)--87.3%                            292,978,660
            ========================================================================================================================


52        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Schedule of Investments (concluded)                Master Small Cap Index Series

                                                                                                                         Value
            Industry@                          Shares Held     Warrants (c)                                        (in U.S. dollars)
            ========================================================================================================================
            Telephone--0.0%                            221     Focal Communications Corporation                       $         0
            ------------------------------------------------------------------------------------------------------------------------
                                                               Total Warrants (Cost--$0)--0.0%                                  0
            ========================================================================================================================

            ========================================================================================================================
                                      Beneficial Interest/
                                               Shares Held     Short-Term Securities
            ========================================================================================================================
                                               $40,191,529     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                               Series I (a)                                            40,191,529
                                               $ 6,838,126     Merrill Lynch Liquidity Series, LLC Money Market
                                                               Series (a)(b)                                            6,838,126
                                                 2,279,374     Merrill Lynch Premier Instututional Fund (a)(b)          2,279,374
            ------------------------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Securities
                                                               (Cost--$49,309,029)--14.7%                              49,309,029
            ========================================================================================================================
            Total Investments (Cost--$299,866,242)--102.0%                                                            342,287,689

            Variation Margin on Financial Futures Contracts--(0.2%) (d)                                                  (518,714)

            Liabilities in Excess of Other Assets--(1.8%)                                                              (6,109,510)
                                                                                                                     ------------
            Net Assets--100.0%                                                                                       $335,659,465
                                                                                                                     ============

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                          Net          Dividend
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                       $37,274,469       $170,348
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                           $ 4,053,691       $ 34,641
      Merrill Lynch Premier Institutional Fund          (189,841)      $ 19,286
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d) Financial futures contracts purchased as of December 31, 2003 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration         Face         Unrealized
      Contracts      Issue               Date            Value             Gains
      --------------------------------------------------------------------------
       153           Russell 2000     March 2004      $40,821,244     $1,804,556
      --------------------------------------------------------------------------
      Total Unrealized Gains--Net                                     $1,804,556
                                                                      ==========

+     Non-income producing security.
@ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

      See Notes to Financial Statements.


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           53

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities                Master Small Cap Index Series

As of December 31, 2003
============================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------
                       Investments, at value (including securities loaned of $8,501,179)
                        (identified cost--$299,866,242) .................................                      $ 342,287,689
                       Cash on deposit for financial futures contracts ..................                          2,086,000
                       Receivables:
                          Contributions .................................................    $   2,346,439
                          Securities sold ...............................................          452,437
                          Dividends .....................................................          317,639
                          Interest ......................................................           31,778
                          Securities lending--net .......................................            5,377         3,153,670
                                                                                             -------------
                       Prepaid expenses and other assets ................................                              1,228
                                                                                                               -------------
                       Total assets .....................................................                        347,528,587
                                                                                                               -------------
============================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value ........................                          9,117,500
                       Payables:
                          Withdrawals ...................................................        1,797,393
                          Variation margin ..............................................          518,714
                          Custodian bank ................................................          418,315
                          Securities purchased ..........................................            6,183
                          Other affiliates ..............................................            2,573         2,743,178
                                                                                             -------------
                       Accrued expenses .................................................                              8,444
                                                                                                               -------------
                       Total liabilities ................................................                         11,869,122
                                                                                                               -------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Net assets .......................................................                      $ 335,659,465
                                                                                                               =============
============================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ...............................................                      $ 291,433,462
                       Unrealized appreciation on investments--net ......................                         44,226,003
                                                                                                               -------------
                       Net Assets .......................................................                      $ 335,659,465
                                                                                                               =============

      See Notes to Financial Statements.


54        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Statement of Operations                            Master Small Cap Index Series

For the Year Ended December 31, 2003
============================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $1,168 foreign withholding tax) ................                      $   2,538,493
                       Interest .........................................................                            170,468
                       Securities lending--net ..........................................                             53,927
                                                                                                               -------------
                       Total income .....................................................                          2,762,888
                                                                                                               -------------
============================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------
                       Professional fees ................................................    $     116,519
                       Accounting services ..............................................           38,444
                       Custodian fees ...................................................           34,720
                       Investment advisory fees .........................................           22,670
                       Trustees' fees and expenses ......................................            3,016
                       Printing and shareholder reports .................................            2,381
                       Other ............................................................            6,007
                                                                                             -------------
                       Total expenses before waiver and reimbursement ...................          223,757
                       Waiver and reimbursement of expenses .............................          (26,092)
                                                                                             -------------
                       Total expenses after waiver and reimbursement ....................                            197,665
                                                                                                               -------------
                       Investment income--net ...........................................                          2,565,223
                                                                                                               -------------
============================================================================================================================
Realized & Unrealized Gain on Investments--Net
----------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ................................                            459,569
                       Change in unrealized appreciation/depreciation on investments--net                         85,865,588
                                                                                                               -------------
                       Total realized and unrealized gain on investments--net ...........                         86,325,157
                                                                                                               -------------
                       Net Increase in Net Assets Resulting from Operations .............                      $  88,890,380
                                                                                                               =============

      See Notes to Financial Statements.


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           55

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets                Master Small Cap Index Series

                                                                                                   For the Year Ended
                                                                                                       December 31,
                                                                                             -------------------------------
Increase (Decrease) in Net Assets:                                                                2003              2002
============================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...........................................    $   2,565,223     $   2,405,288
                       Realized gain (loss) on investments--net .........................          459,569       (12,560,901)
                       Change in unrealized appreciation/depreciation on investments--net       85,865,588       (35,615,150)
                                                                                             -------------------------------
                       Net increase (decrease) in net assets resulting from operations ..       88,890,380       (45,770,763)
                                                                                             -------------------------------
============================================================================================================================
Capital Transactions
----------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ......................................       87,919,756       105,968,467
                       Fair value of withdrawals ........................................      (23,066,142)      (61,250,024)
                                                                                             -------------------------------
                       Net increase in net assets derived from capital transactions .....       64,853,614        44,718,443
                                                                                             -------------------------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ..........................      153,743,994        (1,052,320)
                       Beginning of year ................................................      181,915,471       182,967,791
                                                                                             -------------------------------
                       End of year ......................................................    $ 335,659,465     $ 181,915,471
                                                                                             ===============================

      See Notes to Financial Statements.


56        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Financial Highlights                               Master Small Cap Index Series

                                                                                          For the Year Ended
                                                                                              December 31,
The following ratios have been derived                             ---------------------------------------------------------------
from information provided in the financial statements.                2003          2002          2001         2000+        1999+
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                                                                      47.11%       (20.19%)        2.37%          --           --
                                                                   ===============================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver and reimbursement        .09%          .08%          .08%         .09%         .14%
                                                                   ===============================================================
                       Expenses ................................        .10%          .14%          .13%         .13%         .17%
                                                                   ===============================================================
                       Investment income--net ..................       1.13%         1.26%         1.45%        1.90%        1.83%
                                                                   ===============================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands) ..   $335,659      $181,915      $182,968     $169,244     $114,799
                                                                   ===============================================================
                       Portfolio turnover ......................      28.57%        39.00%        48.50%       50.51%       51.20%
                                                                   ===============================================================

+ Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

      See Notes to Financial Statements.


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           57

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                      Master Small Cap Index Series

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision by the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation


58        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Notes to Financial Statements (continued)          Master Small Cap Index Series

      margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Custodian bank -- The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .09%. Effective January 1, 2003, the limit increased from .08% to .09%. This arrangement expires December 31, 2004 and is renewable. FAM earned fees of $22,670, all of which were waived. In addition, FAM reimbursed the Series for additional expenses of $3,422.


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           59

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)          Master Small Cap Index Series

Merrill Lynch Trust Company, an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. As of December 31, 2003, the Series lent securities with a value of $397,133 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market Series advised by FAM or its affiliates. For the year ended December 31, 2003, MLIM, LLC received $20,831 in securities lending agent fees from the Series.

For the year ended December 31, 2003, the Series reimbursed FAM $4,577 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2003 were $100,145,506 and $60,224,191, respectively.

Net realized gains (losses) for the year ended December 31, 2003 and net unrealized gains as of December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                Gains (Losses)          Gains
--------------------------------------------------------------------------------
Long-term investments ...................        $(3,404,071)        $42,421,447
Financial futures contracts .............          3,863,640           1,804,556
                                                 -------------------------------
Total ...................................        $   459,569         $44,226,003
                                                 ===============================

As of December 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $39,217,195, of which $62,897,826 related to appreciated securities and $23,680,631 related to depreciated securities. At December 31, 2003, the aggregate cost of investments for Federal income tax purposes was $303,070,494.

4. Short-Term Borrowings:

The Series, along with certain other Series managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the year ended December 31, 2003.


60        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Independent Auditors' Report                       Master Small Cap Index Series

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series one of the portfolios constituting Quantitative Master Series Trust (the "Trust") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Index Series of the Quantitative Master Series Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 13, 2004


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           61

[LOGO] Merrill Lynch Investment Managers

Officers and Directors/Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length                                                         Overseen by     Held by
                           Held with    of Time                                                        Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President and Chairman of the Merrill Lynch           120 Funds       None
Glenn*      Princeton, NJ  and          present  Investment Managers, L.P. ("MLIM")/Fund Asset         160 Portfolios
            08543-9011     Director/    and      Management, L.P. ("FAM")--Advised Funds since
            Age: 63        Trustee      1997 to  1999; Chairman (Americas Region) of MLIM from
                                        present  2000 to 2002; Executive Vice President of FAM and
                                                 MLIM(which terms as used herein include their
                                                 corporate predecessors) from 1983 to 2002; President
                                                 of FAM Distributors, Inc. ("FAMD") from 1986 to 2002
                                                 and Director thereof from 1991 to 2002; Executive
                                                 Vice President and Director of Princeton Services,
                                                 Inc. ("Princeton Services") from 1993 to 2002;
                                                 President of Princeton Administrators, L.P. from
                                                 1989 to 2002; Director of Financial Data Services,
                                                 Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or
              MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund/Trust based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators,
              L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the
              Board of Directors/Trustees.


====================================================================================================================================
Independent Directors/Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Director/    2002 to  Manager of The Burton Partnership, Limited            23 Funds        ITC Delta-
Burton      Princeton, NJ  Trustee      present  Partnership since 1979; Managing General Partner      36 Portfolios   Com, Inc.,
            08543-9095                           of the South Atlantic Venture Funds, Limited                          ITC Financial
            Age: 59                              Partnerships and Chairman of South Atlantic                           Services,
                                                 Private Equity Fund IV, Limited Partnership since                     Knology,
                                                 1983; Member of the Investment Advisory Council                       Inc.,
                                                 of the Florida State Board of Administration                          Pri-Care,
                                                 since 2001.                                                           Inc.,
                                                                                                                       Symbion, Inc.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer   P.O. Box 9095  Director/    2000 to  James R. Williston Professor of Investment            24 Funds        Cambridge
Crum        Princeton, NJ  Trustee      present  Management Emeritus, Harvard Business                 37 Portfolios   Bancorp
            08543-9095                           School since 1996; Chairman and Director of
            Age: 71                              Phaeton International, Ltd. from 1985 to present;
                                                 Director of Cambridge Bancorp since 1969.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Director/    2000 to  Professor of Finance and Economics, Graduate          23 Funds        None
Simon       Princeton, NJ  Trustee      present  School of Business, Columbia University since         36 Portfolios
Hodrick     08543-9095                           1998; Associate Professor of Finance and
            Age: 41                              Economics, Graduate School of Business,
                                                 Columbia University from 1996 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Director/    2003 to  Consultant with Putnam Investments since 1993         23 Funds        None
Walsh       Princeton, NJ  Trustee      present  and employed in various capacities therewith from     36 Portfolios
            08543-9095                           1971 to 1992; Director of the National Audubon
            Age: 62                              Society since 2000; Director of the American Museum
                                                 of Fly Fishing since 1998.
------------------------------------------------------------------------------------------------------------------------------------


62        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003

Officers and Directors/Trustees (unaudited)(concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length                                                         Overseen by     Held by
                           Held with    of Time                                                        Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Director/    2000 to  Managing Director of FGW Associates since 1997;       23 Funds        Watson
Weiss       Princeton, NJ  Trustee      present  Vice President, Planning, Investment and Devel-       36 Portfolios   Pharma-
            08543-9095                           opment of Warner Lambert Co. from 1979 to 1997;                       ceuticals,
            Age: 62                              Director of BTG International, PLC since 2001;                        Inc.
                                                 Director of KIMC Investments, Inc. since 2003;
                                                 Director of Osmotica Holding Corp. AVV since 2003.
            ------------------------------------------------------------------------------------------------------------------------
            * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length
                           Held with    of Time
Name        Address & Age  Fund/Trust   Served*  Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to  First Vice President of FAM and MLIM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999; Vice
            08543-9011     and          and      President of FAMD since 1999; Director of MLIM Taxation since 1990.
            Age: 43        Treasurer    1999 to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior Vice  1999 to  President of MLIM and member of the Executive Management Committee of ML & Co.,
Doll, Jr.   Princeton, NJ  President    present  Inc. since 2001; Global Chief Investment Officer and Senior Portfolio Manager of
            08543-9011                           MLIM since 1999; Chief Investment Officer of Equities at Oppenheimer Funds, Inc.
            Age: 49                              from 1990 to 1999 and Chief Investment Officer thereof from 1998 to 1999; Executive
                                                 Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard     P.O. Box 9011  Vice         1999 to  Managing Director and Head of Global Index and Enhanced Index products for Merrill
Vella       Princeton, NJ  President    present  Lynch Quantitative Advisors since 1999; Managing Director and Head of the Global
            08543-9011                           Index and Enhanced Index business at Bankers Trust from 1984 to 1999.
            Age: 46
------------------------------------------------------------------------------------------------------------------------------------
Brian D.    P.O. Box 9011  Secretary    2003 to  Vice President (Legal Advisory) of MLIM since 2002; Attorney with Reed Smith from
Stewart     Princeton, NJ               present  2001 to 2002; Attorney with Saul Ewing from 1999 to 2001.
            08543-9011
            Age: 34
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor--MSC 0303
Pennington, NJ 08534

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


          MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2003           63

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                               #Index 3 -- 12/03

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees - 2003 -- $46,400       2002 -- $48,900

         (b) Audit-Related Fees - 2003 -- $12,300       2002 -- $22,500
                                  The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees above.

         (c) Tax Fees - 2003 -- $19,200         2002 -- $24,400
                        The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees - 2003 -- $0        2002 -- $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) N/A

         (g) 2003 -- $18,690,437        2002 -- $17,012,158

         (h) The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Controls and Procedures

9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

9(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits attached hereto

10(a) - Not Applicable

10(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Small Cap Index Fund and Master Small Cap Index Series


        By: /s/ Terry K. Glenn
            ---------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Small Cap Index Fund and Master Small Cap Index Series

        Date: February 23, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ---------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Small Cap Index Fund and Master Small Cap Index Series

        Date: February 23, 2004


        By: /s/ Donald C. Burke
            ---------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Small Cap Index Fund and Master Small Cap Index Series

        Date: February 23, 2004